Prospectus
October 31, 2019
SPDR® Series Trust
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Portfolio TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF) (SPIP)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Portfolio Short Term Treasury ETF (SPTS)
SPDR Portfolio Intermediate Term Treasury ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF) (SPTI)
SPDR Portfolio Long Term Treasury ETF (SPTL)
SPDR Portfolio Short Term Corporate Bond ETF (SPSB)
SPDR Portfolio Intermediate Term Corporate Bond ETF (SPIB)
SPDR Portfolio Long Term Corporate Bond ETF (SPLB)
SPDR Portfolio Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF) (SPBO)
SPDR Bloomberg Barclays Convertible Securities ETF (CWB)
SPDR Portfolio Mortgage Backed Bond ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF) (SPMB)
SPDR Portfolio Aggregate Bond ETF (SPAB)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF) (HYMB)
SPDR FTSE International Government Inflation-Protected Bond ETF (WIP)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Bloomberg Barclays International Treasury Bond ETF (BWX)
SPDR Bloomberg Barclays International Corporate Bond ETF (IBND)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Bloomberg Barclays High Yield Bond ETF (JNK)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR Portfolio High Yield Bond ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF) (SPHY)

Principal U.S. Listing Exchange: NYSE Arca, Inc.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. It is possible to lose money by investing in the Funds.

Fund Summaries
SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF
Investment Objective
The SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.1345%
Distribution and service (12b-1) fees	None
Other expenses	0.0014%
Total annual Fund operating expenses	0.1359%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$14	$44	$77	$174
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 635% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of August 31, 2019, there were approximately 13 securities in the Index and the modified adjusted duration of securities in the Index was approximately 0.16 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 0.53% (Q4, 2018)
Lowest Quarterly Return: -0.03% (Q2, 2015)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 1.65%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Ten Years
Return Before Taxes	1.70%	0.46%	0.22%
Return After Taxes on Distributions	1.01%	0.26%	0.12%
Return After Taxes on Distributions and Sale of Fund Shares	1.00%	0.26%	0.12%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.82%	0.59%	0.34%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Todd Bean, Sean Lussier and April Borawski.
Todd Bean, CFA, is a Vice President of SSGA and the Adviser and Head of U.S. Traditional Cash Strategies in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 2002.
Sean Lussier is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 2004.
April Borawski is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Fixed Income, Cash and Currency Team. She joined the Adviser in 2015.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio TIPS ETF
 (formerly, SPDR Bloomberg Barclays TIPS ETF)
Investment Objective
The SPDR Portfolio TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.12%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.12%
[1]	The Fund's “Management fees” and “Total annual Fund operating expenses” have been restated to reflect current fees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$12	$39	$68	$154
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The Index includes publicly issued TIPS that have at least 1 year remaining to maturity on the Index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the Index rebalancing date. The securities in the Index are updated on the last business day of each month. As of August 31, 2019, there were approximately 40 securities in the Index.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 5.44% (Q1, 2009)
Lowest Quarterly Return: -7.42% (Q2, 2013)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 7.83%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Ten Years
Return Before Taxes	-1.62%	1.68%	3.53%
Return After Taxes on Distributions	-2.71%	0.87%	2.70%
Return After Taxes on Distributions and Sale of Fund Shares	-0.95%	0.93%	2.43%
Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	-1.48%	1.84%	3.62%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are James Kramer, Cynthia Moy and Orhan Imer.
James Kramer is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1996.
Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2007.
Orhan Imer, CFA, Ph.D., is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2017.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays 1-10 Year TIPS ETF
Investment Objective
The SPDR Bloomberg Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation protected sector of the United States Treasury market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.15%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$15	$48	$85	$192
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years.

TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The Index includes publicly issued TIPS that have at least 1 year and less than 10 years remaining to maturity on the index rebalancing date, with an issue size equal to or in excess of $500 million. The total amount outstanding for each issue is reflected, there are no adjustments made for sums held in the Federal Reserve System Open Market Account (SOMA) account. Bonds must be capital-indexed and linked to a domestic inflation index. The securities must be issued by the U.S. Government and must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. New bonds/ reopening's entering the Index must settle on or before the index rebalancing date. The Index is rebalanced on the last calendar date of each month. As of August 31, 2019, the Index comprised 29 securities.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 3.54% (Q1, 2016)
Lowest Quarterly Return: -2.01% (Q3, 2014)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 5.76%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Since Inception (5/29/13)
Return Before Taxes	-0.42%	1.04%	0.28%
Return After Taxes on Distributions	-1.18%	0.41%	-0.29%
Return After Taxes on Distributions and Sale of Fund Shares	-0.25%	0.51%	-0.04%
Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	-0.28%	1.19%	0.43%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.01%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are James Kramer, Cynthia Moy and Orhan Imer.
James Kramer is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1996.
Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2007.
Orhan Imer, CFA, Ph.D., is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2017.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Short Term Treasury ETF
Investment Objective
The SPDR Portfolio Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.06%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$6	$19	$34	$77
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays 1-3 Year U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of short term (1-3 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to

1 year and less than 3 years, are rated investment grade and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. Securities excluded from the Index include state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” floating rate bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of August 31, 2019, there were approximately 95 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 1.97 years and the modified adjusted duration of securities in the Index was approximately 1.92 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 1.54% (Q1, 2016)
Lowest Quarterly Return: -1.20% (Q4, 2016)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 3.03%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective April 30, 2018 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the Bloomberg Barclays 1-5 Year U.S. Treasury Index (the “Previous Benchmark Index”) to the Bloomberg Barclays 1-3 Year U.S. Treasury Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index.
	One Year	Five Years	Since Inception (11/30/11)
Return Before Taxes	1.07%	0.90%	0.73%
Return After Taxes on Distributions	0.23%	0.41%	0.34%
Return After Taxes on Distributions and Sale of Fund Shares	0.63%	0.47%	0.39%
Bloomberg Barclays 1-3 Year U.S. Treasury Index/Bloomberg Barclays 1-5 Year U.S. Treasury Index[1] (reflects no deduction for fees, expenses or taxes)	1.12%	0.98%	0.82%
Bloomberg Barclays 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.56%	0.81%	0.69%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.23%
(1)	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Joanna Madden, Cynthia Moy and Orhan Imer.
Joanna Madden is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2003.
Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2007.
Orhan Imer, CFA, Ph.D., is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2017.

Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Intermediate Term Treasury ETF
 (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
Investment Objective
The SPDR Portfolio Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate-term sector of the United States Treasury market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.06%
[1]	The Fund's “Management fees” and “Total annual Fund operating expenses” have been restated to reflect current fees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$6	$19	$34	$77
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays 3-10 Year U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of intermediate term (3-10 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 10 years, are rated investment grade and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. Securities excluded from the Index include state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” floating rate bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of August 31, 2019, there were approximately 112 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 5.64 years and the modified adjusted duration of securities in the Index was approximately 5.22 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 3.53% (Q2, 2010)
Lowest Quarterly Return: -2.28% (Q4, 2016)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 6.77%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective April 30, 2018 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the Bloomberg Barclays Intermediate U.S. Treasury Index (the “Previous Benchmark Index”) to the Bloomberg Barclays 3-10 Year U.S. Treasury Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index.
	One Year	Five Years	Ten Years
Return Before Taxes	1.95%	1.49%	1.75%
Return After Taxes on Distributions	1.12%	0.90%	1.10%
Return After Taxes on Distributions and Sale of Fund Shares	1.14%	0.88%	1.09%
Bloomberg Barclays 3-10 Year U.S. Treasury Index/Bloomberg Barclays Intermediate U.S. Treasury Index[1] (reflects no deduction for fees, expenses or taxes)	2.04%	1.60%	1.85%
Bloomberg Barclays 3-10 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.35%	2.05%	2.41%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
(1)	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Joanna Madden, Cynthia Moy and Orhan Imer.
Joanna Madden is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2003.
Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2007.
Orhan Imer, CFA, Ph.D., is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2017.

Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Long Term Treasury ETF
Investment Objective
The SPDR Portfolio Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.06%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$6	$19	$34	$77
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays Long U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 years or more. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 years or more, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of August 31, 2019, there were approximately 50 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 25.09 years and the modified adjusted duration of securities in the Index was approximately 18.47 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 24.55% (Q3, 2011)
Lowest Quarterly Return: -11.69% (Q4, 2016)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 19.70%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Ten Years
Return Before Taxes	-1.87%	5.83%	4.00%
Return After Taxes on Distributions	-2.97%	4.64%	2.79%
Return After Taxes on Distributions and Sale of Fund Shares	-1.13%	3.99%	2.57%
Bloomberg Barclays Long U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	-1.84%	5.93%	4.09%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Joanna Madden, Cynthia Moy and Orhan Imer.
Joanna Madden is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2003.
Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2007.
Orhan Imer, CFA, Ph.D., is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2017.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Short Term Corporate Bond ETF
Investment Objective
The SPDR Portfolio Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.07%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$7	$23	$40	$90
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
The Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of August 31, 2019, a significant portion of the Fund comprised companies in the industrial and financial sectors, although this may change from time to time. As of August 31, 2019, there were approximately 1,192 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 1.99 years and the modified adjusted duration of securities in the Index was approximately 1.85 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions.  Investments in fixed-income securities with very low or negative interest rates may magnify the Fund's susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 1.86% (Q3, 2010)
Lowest Quarterly Return: -0.56% (Q3, 2011)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 4.32%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Since Inception (12/16/09)
Return Before Taxes	1.46%	1.39%	1.79%
Return After Taxes on Distributions	0.49%	0.65%	1.10%
Return After Taxes on Distributions and Sale of Fund Shares	0.86%	0.73%	1.09%
Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	1.57%	1.59%	2.22%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.11%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Kyle Kelly, Frank Miethe and Christopher DiStefano.
Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.
Frank Miethe, CFA, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.
Christopher DiStefano is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Intermediate Term Corporate Bond ETF
Investment Objective
The SPDR Portfolio Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.07%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$7	$23	$40	$90
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
The Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the Index. The Index is rebalanced monthly, on the last business day of the month. As of August 31, 2019, a significant portion of the Fund comprised companies in the industrial and financial sectors, although this may change from time to time. As of August 31, 2019, there were approximately 3,982 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 4.93 years and the modified adjusted duration of securities in the Index was approximately 4.28 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 4.07% (Q3, 2010)
Lowest Quarterly Return: -2.53% (Q2, 2013)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 8.90%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective December 17, 2010 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the Barclays Capital U.S. Intermediate Credit Index (the “Previous Benchmark Index”) to the Bloomberg Barclays U.S. Intermediate Corporate Bond Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index.
	One Year	Five Years	Since Inception (2/10/09)
Return Before Taxes	-0.36%	2.49%	4.34%
Return After Taxes on Distributions	-1.57%	1.29%	3.03%
Return After Taxes on Distributions and Sale of Fund Shares	-0.22%	1.37%	2.85%
Bloomberg Barclays U.S. Intermediate Corporate Bond Index/Barclays Capital U.S. Intermediate Credit Index[1] (reflects no deduction for fees, expenses or taxes)	-0.23%	2.62%	4.93%
Bloomberg Barclays U.S. Intermediate Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	-0.23%	2.62%	5.14%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.56%
(1)	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Kyle Kelly, Frank Miethe and Christopher DiStefano.
Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.
Frank Miethe, CFA, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.
Christopher DiStefano is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.

Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Long Term Corporate Bond ETF
Investment Objective
The SPDR Portfolio Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.07%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$7	$23	$40	$90
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. Long Term Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.

The Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the Index. The Index is rebalanced monthly, on the last business day of the month. As of August 31, 2019, a significant portion of the Fund comprised companies in the industrial and financial sectors, although this may change from time to time. As of August 31, 2019, there were approximately 2,033 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 23.50 years and the modified adjusted duration of securities in the Index was approximately 14.57 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 8.89% (Q3, 2011)
Lowest Quarterly Return: -7.85% (Q2, 2015)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 22.02%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective December 17, 2010 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the Barclays Capital U.S. Long Credit Index (the “Previous Benchmark Index”) to the Bloomberg Barclays U.S. Long Term Corporate Bond Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index.

	One Year	Five Years	Since Inception (3/10/09)
Return Before Taxes	-7.42%	4.94%	7.77%
Return After Taxes on Distributions	-9.05%	3.01%	5.66%
Return After Taxes on Distributions and Sale of Fund Shares	-4.38%	2.93%	5.26%
Bloomberg Barclays U.S. Long Term Corporate Bond Index/Barclays Capital U.S. Long Credit Index[1] (reflects no deduction for fees, expenses or taxes)	-7.24%	4.96%	8.42%
Bloomberg Barclays U.S. Long Term Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	-7.24%	4.96%	8.68%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.69%
(1)	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Kyle Kelly, Frank Miethe and Christopher DiStefano.
Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.
Frank Miethe, CFA, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.
Christopher DiStefano is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Corporate Bond ETF
 (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
Investment Objective
The SPDR Portfolio Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.06%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$6	$19	$34	$77
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
The Index is designed to measure the performance of the investment grade corporate bond market. The Index includes publicly issued, investment grade, fixed-rate, taxable, U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. industrial, utility, and financial institutions. Bonds included in the Index must have $300 million or more of par amount outstanding and a remaining maturity of at least 1 year. The Index considers investment grade securities to be rated Baa3/BBB- or higher, using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC. If only two of the three agencies rate the security, then the more conservative (lower) rating will be used to determine Index eligibility. If only one of the agencies rates the security, then that rating will be used. SEC-registered securities, bonds exempt from registration at the time of issuance and SEC Rule 144A securities with registration rights are eligible for inclusion. The Index is rebalanced monthly on the last business day of the month. As of August 31, 2019, a significant portion of the Fund comprised companies in the industrial and financial sectors, although this may change from time to time. As of August 31, 2019, there were approximately 4,236 securities in the Index and the modified adjusted duration of securities in the Index was approximately 7.16 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 3.41% (Q1, 2016)
Lowest Quarterly Return: -3.13% (Q2, 2013)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 13.37%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective July 31, 2018 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the Bloomberg Barclays Issuer Scored Corporate Index (the “Previous Benchmark Index”) to the Bloomberg Barclays U.S. Corporate Bond Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index.
	One Year	Five Years	Since Inception (4/6/11)
Return Before Taxes	-2.31%	2.90%	3.63%
Return After Taxes on Distributions	-3.71%	1.50%	2.22%
Return After Taxes on Distributions and Sale of Fund Shares	-1.37%	1.60%	2.20%
Bloomberg Barclays U.S. Corporate Bond Index/Bloomberg Barclays Issuer Scored Corporate Index[1] (reflects no deduction for fees, expenses or taxes)	-2.16%	3.15%	3.98%
Bloomberg Barclays U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.51%	3.28%	4.10%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.88%
(1)	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell, Kyle Kelly and Christopher DiStefano.
Michael Brunell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1997.
Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.
Christopher DiStefano is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.

Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays Convertible Securities ETF
Investment Objective
The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.40%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.40%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$41	$128	$224	$505
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. Convertible Liquid Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.

The Index is designed to represent the market of U.S. convertible securities, such as convertible bonds and convertible preferred stock. Convertible bonds are bonds that can be exchanged, at the option of the holder or issuer, for a specific number of shares of the issuer's equity securities. Convertible preferred stock is preferred stock that includes an option for the holder to convert to common stock. The Index components are a subset of issues in the Bloomberg Barclays Convertible Composite Index. To be included in the Index, a security must meet the following requirements: (i) have an issue amount of at least $350 million and a par amount outstanding of at least $250 million; (ii) be a non-called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under Rule 144A of the Securities Act of 1933, as amended. The Index may include investment grade, below investment grade and unrated securities. The Index is rebalanced on a monthly basis on the last business day of the month. As of August 31, 2019, a significant portion of the Fund comprised companies in the technology and consumer staples sectors, although this may change from time to time. As of August 31, 2019, there were approximately 178 securities in the Index.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Consumer Staples Sector Risk: Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies' performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.
Convertible Securities Risk: Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Preferred Securities Risk: Generally, preferred security holders have no or limited voting rights with respect to the issuing company. In addition, preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. Dividend payments on a preferred security typically must be declared by the issuer's board of directors. In the event an issuer of preferred securities experiences economic difficulties, the issuer's preferred securities may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the preferred securities held by the Fund are likely to decline. In addition, because many preferred securities allow holders to convert the preferred securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer's common stock and, therefore, declining common stock values may also cause the value of the Fund's investments to decline. Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in the Fund's yield.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 10.36% (Q1, 2012)
Lowest Quarterly Return: -13.25% (Q3, 2011)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 13.75%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Since Inception (4/14/09)
Return Before Taxes	-2.28%	6.09%	10.28%
Return After Taxes on Distributions	-4.39%	3.94%	8.33%
Return After Taxes on Distributions and Sale of Fund Shares	-1.12%	3.93%	7.58%
Bloomberg Barclays U.S. Convertible Liquid Bond Index (reflects no deduction for fees, expenses or taxes)	-1.79%	6.61%	11.33%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.51%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell and Christopher DiStefano.
Michael Brunell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1997.
Christopher DiStefano is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Mortgage Backed Bond ETF
 (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
Investment Objective
The SPDR Portfolio Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses	0.07%
Less contractual fee waiver[2]	(0.01)%
Net annual Fund operating expenses	0.06%
[1]	“Acquired fund fees and expenses” are not included in the Fund's financial statements, which provide a clearer picture of the Fund's actual operating costs.
[2]	SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2020. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the Fund's contractual fee waiver and/or expense reimbursement only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$7	$23	$40	$90
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. MBS Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. TBA Transactions (as defined below) are included within the above-noted investment policy. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.
The Index is designed to measure the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). The Index is formed by grouping the universe of individual fixed rate mortgage backed securities pools into generic aggregates according to the following parameters: (i) agency; (ii) program; (iii) pass-through coupon; and (iv) origination year. Index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the Index. To be included in the Index, securities must be fixed rate, denominated in U.S. dollars, and be part of a cohort that has $1 billion or more of outstanding face value and have a weighted average maturity of at least one year. Excluded from the Index are buydowns, graduated equity mortgages, project loans, manufactured homes (dropped in January 1992), graduated payment mortgages (dropped in January 1995), non-agency (whole loan) securities, jumbo securities, collateralized mortgage obligations, and hybrid adjustable-rate mortgages. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of August 31, 2019, there were approximately 445 securities in the Index and the modified adjusted duration of securities in the Index was approximately 2.40 years.
Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund expects to enter into such contracts on a regular basis, and pending settlement of such contracts, the Fund will invest its assets in liquid, short-term instruments, including shares of money market funds advised by the Adviser or its affiliates.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Portfolio Turnover Risk: Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Financial Industry Regulatory Authority, Inc. rules impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 3.24% (Q2, 2010)
Lowest Quarterly Return: -2.20% (Q2, 2013)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 5.60%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Since Inception (1/15/09)
Return Before Taxes	0.88%	2.29%	2.87%
Return After Taxes on Distributions	-0.50%	0.91%	1.64%
Return After Taxes on Distributions and Sale of Fund Shares	0.50%	1.13%	1.71%
Bloomberg Barclays U.S. MBS Index (reflects no deduction for fees, expenses or taxes)	0.99%	2.53%	3.03%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.43%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Marc DiCosimo, Nicholas Fischer and Michael Przygoda.
Marc DiCosimo, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2013.
Nicholas Fischer, CFA, is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2012.
Michael Przygoda, CFA, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2006.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be conducted in exchange for cash only, which may cause the Fund to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio Aggregate Bond ETF
Investment Objective
The SPDR Portfolio Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.04%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$4	$13	$23	$51
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. TBA Transactions (as defined below) are included within the above-noted investment policy. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes, and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of August 31, 2019, there were approximately 10,793 securities in the Index and the modified adjusted duration of securities in the Index was approximately 5.75 years.
As of August 31, 2019, approximately 26.69% of the bonds represented in the Index were U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments, including shares of affiliated money market funds.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Money Market Risk: An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Financial Industry Regulatory Authority, Inc. rules impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 3.79% (Q3, 2011)
Lowest Quarterly Return: -3.02% (Q4, 2016)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 8.54%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Ten Years
Return Before Taxes	-0.13%	2.44%	3.31%
Return After Taxes on Distributions	-1.34%	1.28%	2.10%
Return After Taxes on Distributions and Sale of Fund Shares	-0.09%	1.35%	2.07%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.20%	1.08%	2.49%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Marc DiCosimo, Nicholas Fischer and Michael Przygoda.
Marc DiCosimo, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2013.
Nicholas Fischer, CFA, is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2012.
Michael Przygoda, CFA, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2006.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Nuveen Bloomberg Barclays Municipal Bond ETF
Investment Objective
The SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.30%
Less contractual fee waiver[1]	(0.07)%
Net annual Fund operating expenses	0.23%
[1]	SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until October 31, 2020, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.23% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2020. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the Fund's contractual fee waiver and/or expense reimbursement only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$24	$89	$162	$374
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays Municipal Managed Money 1-25 Years Index  (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Sub-Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in investments the income of which is exempt from Federal income tax. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.
The Index is designed to track the U.S. fully tax-exempt bond market. The Index includes state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract.
The Index is a rules-based, market-value weighted index engineered for the tax-exempt bond market. All bonds in the Index must be U.S. dollar denominated and rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's Investors Service, Inc., Standard & Poor's Financial Services LLC, and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. In addition, to be included in the Index, a security must meet the following requirements: (i) must be fixed rate; (ii) have been issued within the last five years; (iii) have an outstanding par value of at least $7 million and have been issued as part of a transaction of at least $75 million; and (iv) have a remaining maturity of greater than or equal to 1 year and less than 25 years. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds are excluded from the Index. The Index is rebalanced monthly on the last business day of the month. As of August 31, 2019, there were approximately 21,912 securities in the Index and the modified adjusted duration of securities in the Index was approximately 5.69 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Municipal Obligations Risk: Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed by the Fund to shareholders to be taxable and may result in a significant decline in the values of such municipal obligations.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).

Political Risk: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
Tax Exemption Risk: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 6.75% (Q3, 2009)
Lowest Quarterly Return: -5.25% (Q4, 2010)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 7.00%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective January 2, 2019, the Fund's benchmark index changed from the Bloomberg Barclays Municipal Managed Money Index (the “Previous Benchmark Index”) to the Bloomberg Barclays Municipal Managed Money 1-25 Years Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to January 2, 2019 is therefore based on the Fund's investment strategy to track the Previous Benchmark Index.
	One Year	Five Years	Ten Years
Return Before Taxes	0.43%	3.63%	4.39%
Return After Taxes on Distributions	0.43%	3.60%	4.32%
Return After Taxes on Distributions and Sale of Fund Shares	1.16%	3.34%	4.09%
Bloomberg Barclays Municipal Managed Money Index (reflects no deduction for fees, expenses or taxes)	0.88%	3.89%	4.74%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

Portfolio Management
Investment Adviser and Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the Fund. Nuveen Asset Management serves as investment sub-adviser to the Fund, subject to supervision by the Adviser and oversight by the Trust's Board of Trustees. To the extent that a reference in this Prospectus refers to the Adviser, with respect to the Fund, such reference should also be read to refer to Nuveen Asset Management, where the context requires.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Timothy Ryan and Steven Hlavin.
Timothy T. Ryan, CFA, is a Managing Director and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined an affiliate of Nuveen Asset Management in 2010.
Steven M. Hlavin is a Managing Director and Portfolio Manager at Nuveen Asset Management. Mr. Hlavin joined an affiliate of Nuveen Asset Management in 2003.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be conducted in exchange for cash only, which may cause the Fund to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund intends to pay income that is exempt from regular federal income tax, but which may be subject to the federal alternative minimum tax (“AMT”). A portion of the Fund's distributions may be subject to such taxes. Income from municipal securities of states other than the shareholder's state of residence generally will not qualify for tax-free treatment for such shareholder with respect to state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Investment Objective
The SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.20%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.20%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays Managed Money Municipal Short Term Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Sub-Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in investments the income of which is exempt from Federal income tax.In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.
The Index is designed to track the publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index is a rules-based, market-value weighted index. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC or Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a nominal maturity of one to five years. No issuer may constitute more than 10% of the Index. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of August 31, 2019, there were approximately 4,308 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 3.16 years and the modified adjusted duration of securities in the Index was approximately 2.89 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Municipal Obligations Risk: Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed by the Fund to shareholders to be taxable and may result in a significant decline in the values of such municipal obligations.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Political Risk: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
Tax Exemption Risk: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 2.22% (Q1, 2009)
Lowest Quarterly Return: -1.55% (Q4, 2016)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 2.79%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Ten Years
Return Before Taxes	1.39%	0.84%	1.59%
Return After Taxes on Distributions	1.38%	0.84%	1.58%
Return After Taxes on Distributions and Sale of Fund Shares	1.33%	0.88%	1.52%
Bloomberg Barclays Managed Money Municipal Short Term Index (reflects no deduction for fees, expenses or taxes)	1.64%	1.10%	1.94%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
Portfolio Management
Investment Adviser and Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the Fund. Nuveen Asset Management serves as investment sub-adviser to the Fund, subject to supervision by the Adviser and oversight by the Trust's Board of Trustees. To the extent that a reference in this Prospectus refers to the Adviser, with respect to the Fund, such reference should also be read to refer to Nuveen Asset Management, where the context requires.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Timothy Ryan and Steven Hlavin.
Timothy T. Ryan, CFA, is a Managing Director and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined an affiliate of Nuveen Asset Management in 2010.
Steven M. Hlavin is a Managing Director and Portfolio Manager at Nuveen Asset Management. Mr. Hlavin joined an affiliate of Nuveen Asset Management in 2003.

Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be conducted in exchange for cash only, which may cause the Fund to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund intends to pay income that is exempt from regular federal income tax, but which may be subject to the federal alternative minimum tax (“AMT”). A portion of the Fund's distributions may be subject to such taxes. Income from municipal securities of states other than the shareholder's state of residence generally will not qualify for tax-free treatment for such shareholder with respect to state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
 (formerly, SPDR Nuveen S&P® High Yield Municipal Bond ETF)
Investment Objective
The SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.35%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.35%
[1]	The Fund's “Management fees” and “Total annual Fund operating expenses” have been restated to reflect current fees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$36	$113	$197	$443
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays Municipal Yield Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Sub-Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. Additionally, the

Fund intends to invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in investments the income of which is exempt from Federal income tax. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.
The Index is market value-weighted and designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies. The Index includes fully tax-exempt investment grade, non-investment grade (“junk”) and non-rated bonds, but does not include defaulted securities. Bonds included in the Index may include private activity bonds, which are typically issued by or on behalf of local or state governments for the purpose of financing the project of a private user. The Index consists of bonds that are constituents of the Bloomberg Barclays Municipal High Yield Bond Index and Bloomberg Barclays U.S. Municipal Bond Index as follows: (i) 70% of the Index is represented by the constituents of the Bloomberg Barclays Municipal High Yield Bond Index, the constituents of which are non-rated or rated no higher than Ba1 by Moody's Investors Service, Inc. (“Moody's”) or BB+ by Standard & Poor's (“S&P”) or Fitch Inc. (“Fitch”); (ii) 20% of the Index is represented by the constituents of the Bloomberg Barclays U.S. Municipal Bond Index that are rated Baa3, Baa2, or Baa1 by Moody's or BBB-, BBB, or BBB+ by S&P or Fitch; and (iii) 10% of the Index is represented by the constituents of the Bloomberg Barclays U.S. Municipal Bond Index that are rated A3, A2, or A1 by Moody's or A-, A, or A+ by S&P or Fitch. Constituents of the Bloomberg Barclays Municipal High Yield Bond Index must have a total amount outstanding of $3 million or more and be issued as part of a transaction of at least $20 million. Constituents of the Bloomberg Barclays U.S. Municipal Bond Index must have a total amount outstanding of $7 million or more and be issued as part of a transaction of at least $75 million. Only fixed-rate coupon bonds (including zero coupon bonds) with a remaining maturity of at least one year and a dated date of January 1, 1991 or later are eligible for inclusion in the Index. The securities in the Index rebalance on the last business day of each month. As of August 31, 2019, there were approximately 24,691 securities in the Index.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Sub-Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Municipal Obligations Risk: Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed by the Fund to shareholders to be taxable and may result in a significant decline in the values of such municipal obligations.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).

Political Risk: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
Private Activity Bonds Risk: Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place limitations on the size of such issues. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor), which means that the holder of the private activity bond is exposed to the risk that the corporate user (and/or any guarantor) may default on the private activity bond. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for and the ability of corporate users to pay for the projects financed by private activity bonds. The Fund's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.
Tax Exemption Risk: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 6.51% (Q1, 2014)
Lowest Quarterly Return: -5.80% (Q2, 2013)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 9.18%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective October 1, 2019, the Fund's benchmark index changed from the S&P Municipal Yield Index to the Bloomberg Barclays Municipal Yield Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index.
	One Year	Five Years	Since Inception (4/13/11)
Return Before Taxes	3.80%	5.87%	6.15%
Return After Taxes on Distributions	3.76%	5.84%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares	3.89%	5.55%	5.87%
S&P Municipal Yield Index (reflects no deduction for fees, expenses or taxes)	4.11%	6.33%	6.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.82%
Portfolio Management
Investment Adviser and Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the Fund. Nuveen Asset Management serves as investment sub-adviser to the Fund, subject to supervision by the Adviser and oversight by the Trust's Board of Trustees. To the extent that a reference in this Prospectus refers to the Adviser, with respect to the Fund, such reference should also be read to refer to Nuveen Asset Management, where the context requires.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Timothy Ryan and Steven Hlavin.
Timothy T. Ryan, CFA, is a Managing Director and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined an affiliate of Nuveen Asset Management in 2010.
Steven M. Hlavin is a Managing Director and Portfolio Manager at Nuveen Asset Management. Mr. Hlavin joined an affiliate of Nuveen Asset Management in 2003.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be conducted in exchange for cash only, which may cause the Fund to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund intends to pay income that is exempt from regular federal income tax, but which may be subject to the federal alternative minimum tax (“AMT”). A portion of the Fund's distributions may be subject to such taxes. Income from municipal securities of states other than the shareholder's state of residence generally will not qualify for tax-free treatment for such shareholder with respect to state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® FTSE International Government Inflation-Protected Bond ETF
Investment Objective
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.50%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$51	$160	$280	$628
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the FTSE International Inflation-Linked Securities Select Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
The Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The Index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt. To be included in the Index, bonds must be linked to an inflation index and (i) meet a country-specific minimum issue size, depending on the currency in which the issue is denominated; (ii) have a fixed-rate stated coupon; (iii) have at least one year remaining to maturity at the Index rebalancing date; (iv) settle on or before the Index rebalancing date; and (v) rated at least C by Standard & Poor's Financial Services LLC (“S&P”) or at least Ca by Moody's Investors Service, Inc. (“Moody's) (excluding defaulted issuers).
The Index is a market-value weighted, capped total return index, in which the maximum market capitalization-based weights of each individual country in the Index cannot exceed 22.5% of the total Index weight. The total market weights of countries with more than 4.6% market weight in the Index cannot collectively exceed 45% of the total Index weight. After the country weights are determined, constituents within each country are assigned weights in proportion to their market capitalization. Additionally, an index quality is assigned to each Index bond as of profile fixing. The quality is first mapped to the S&P rating. If a bond is not rated by S&P but is rated by Moody's, the S&P equivalent of the Moody's rating is assigned to the index quality. If a bond is rated as investment-grade by one rating agency and high-yield by the other, the S&P equivalent of the investment-grade rating is assigned to the index quality. If a bond is rated by neither S&P nor Moody's, the bond is not assigned an index quality. When an issuer defaults, is assigned a D rating by S&P, or enters into Chapter 7 or Chapter 11 bankruptcy protection in the U.S. (or equivalent in its local market), its bonds remain in the Index until the end of the month. The Index is rebalanced monthly, on the last day of the month. Countries covered in the Index as of August 31, 2019 comprised: Australia, Brazil, Canada, Chile, Colombia, France, Germany, Israel, Italy, Japan, Mexico, New Zealand, South Africa, South Korea, Spain, Sweden, Turkey and the United Kingdom, although this may change from time to time. As of August 31, 2019, a significant portion of the Fund comprised companies located in Europe and the United Kingdom, although this may change from time to time. As of August 31, 2019, there were approximately 178 securities in the Index.
The Index is sponsored by FTSE Russell (the "Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the EU, the deadline for which has since been extended to January 31, 2020, although it is possible this date may be extended again. Due to the timing of the exit, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.
United Kingdom: The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
In June 2016, the United Kingdom voted in a referendum to leave the European Union (known as “Brexit”), creating economic and political uncertainty, depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the EU, the deadline for which has since been extended to January 31, 2020, although it is possible this date may be extended again. There is still considerable uncertainty relating to the potential consequences associated with the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies that could potentially have an adverse effect on the value of the Fund's investments.  In addition, the United Kingdom has been a target of terrorism in the past. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Sovereign Debt Obligations Risk: Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment-grade (“junk” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 12.86% (Q3, 2010)
Lowest Quarterly Return: -6.87% (Q2, 2018)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 7.16%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective February 12, 2016 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the DB Global Government ex-U.S. Inflation-Linked Bond Capped Index (the “Previous Benchmark Index”) to the FTSE International Inflation-Linked Securities Select Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index.
	One Year	Five Years	Ten Years
Return Before Taxes	-5.90%	-0.29%	3.33%
Return After Taxes on Distributions	-6.25%	-0.79%	2.60%
Return After Taxes on Distributions and Sale of Fund Shares	-3.46%	-0.36%	2.37%
FTSE International Inflation-Linked Securities Select Index/DB Global Government ex-U.S. Inflation-Linked Bond Capped Index[1,2] (reflects no deduction for fees, expenses or taxes)	-5.56%	0.21%	3.89%
Bloomberg Barclays Global Treasury ex-US Capped Index (reflects no deduction for fees, expenses or taxes)	-1.83%	0.26%	1.99%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.20%	1.08%	2.49%
(1)	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.
(2)	Prior to May 31, 2018, the FTSE International Inflation-Linked Securities Select Index was named the Citi International Inflation-Linked Securities Select Index.
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are James Kramer, Cynthia Moy and Orhan Imer.
James Kramer is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1996.
Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2007.
Orhan Imer, CFA, Ph.D., is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2017.

Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Some distributions may be treated as a return of capital for tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays Short Term International Treasury Bond ETF
Investment Objective
The SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.00%
Total annual Fund operating expenses	0.35%
[1]	“Other expenses” have been restated to reflect current fees. Amounts do not reflect non-recurring expenses incurred during the prior fiscal year.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$36	$113	$197	$443
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).  The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.
The Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's, Financial Services, LLC and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Bloomberg Barclays Global Treasury ex-US Index. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. The securities in the Index are updated monthly, on the last business day of each month. As of August 31, 2019, a significant portion of the Fund comprised companies located in Europe and Japan, although this may change from time to time. As of August 31, 2019, there were approximately 294 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 1.94 years and the modified adjusted duration of securities in the Index was approximately 1.89 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the EU, the deadline for which has since been extended to January 31, 2020, although it is possible this date may be extended again. Due to the timing of the exit, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.
Japan: The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan's labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan's economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Sovereign Debt Obligations Risk: Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment-grade (“junk” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 9.52% (Q3, 2010)
Lowest Quarterly Return: -7.62% (Q4, 2016)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was -1.36%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

	One Year	Five Years	Since Inception (1/15/09)
Return Before Taxes	-3.17%	-2.61%	-0.02%
Return After Taxes on Distributions	-3.57%	-2.74%	-0.27%
Return After Taxes on Distributions and Sale of Fund Shares	-1.84%	-2.01%	-0.08%
Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index (reflects no deduction for fees, expenses or taxes)	-2.82%	-2.22%	0.41%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.20%	1.08%	2.66%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are James Kramer, Joanna Madden and Orhan Imer.
James Kramer is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1996.
Joanna Madden is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2003.
Orhan Imer, CFA, Ph.D., is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2017.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Some distributions may be treated as a return of capital for tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays International Treasury Bond ETF
Investment Objective
The SPDR Bloomberg Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.35%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.35%
[1]	The Fund's “Management fees” and “Total annual Fund operating expenses” have been restated to reflect current fees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$36	$113	$197	$443
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays Global Treasury ex-US Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.
The Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Bloomberg Barclays Global Treasury ex-US Index. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. As of August 31, 2019, a significant portion of the Fund comprised companies located in Europe and Japan, although this may change from time to time. As of August 31, 2019, there were approximately 1,377 securities in the Index and the modified adjusted duration of securities in the Index was approximately 8.89 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the EU, the deadline for which has since been extended to January 31, 2020, although it is possible this date may be extended again. Due to the timing of the exit, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.
Japan: The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan's labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan's economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Sovereign Debt Obligations Risk: Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment-grade (“junk” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 11.62% (Q3, 2010)
Lowest Quarterly Return: -10.08% (Q4, 2016)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 5.10%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Ten Years
Return Before Taxes	-2.26%	-0.27%	1.46%
Return After Taxes on Distributions	-2.63%	-0.51%	1.01%
Return After Taxes on Distributions and Sale of Fund Shares	-1.28%	-0.29%	0.97%
Bloomberg Barclays Global Treasury ex-US Capped Index (reflects no deduction for fees, expenses or taxes)	-1.83%	0.26%	1.99%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.20%	1.08%	2.49%

Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are James Kramer, Joanna Madden and Orhan Imer.
James Kramer is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1996.
Joanna Madden is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2003.
Orhan Imer, CFA, Ph.D., is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2017.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Some distributions may be treated as a return of capital for tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays International Corporate Bond ETF
Investment Objective
The SPDR Bloomberg Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.00%
Total annual Fund operating expenses	0.50%
[1]	“Other expenses” have been restated to reflect current fees. Amounts do not reflect non-recurring expenses incurred during the prior fiscal year.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$51	$160	$280	$628
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, State Street Global Advisors Limited (“SSGA LTD” or the “Sub-Adviser”), the investment sub-adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Sub-Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund).

In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.
The Index is designed to be a broad based measure of the global investment grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Bloomberg Barclays Global ex-USD Aggregate Bond Index. The securities in the Index must have a $1 billion USD equivalent market capitalization outstanding and at least 1 year remaining. Securities must be fixed rate, although zero coupon bonds and step-ups are permitted. Additionally, securities must be rated investment grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC. after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the Index are subordinated debts, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, linked bonds, and structured products. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of August 31, 2019, there were approximately 754 securities in the Index and the modified adjusted duration of securities in the Index was approximately 5.73 years. As of August 31, 2019, the following countries were represented in the Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Luxembourg, Mexico, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. As of August 31, 2019, a significant portion of the Fund comprised companies located in Europe, although this may change from time to time. As of August 31, 2019, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Sub-Adviser or may not have the effect on the Fund anticipated by the Sub-Adviser.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the EU, the deadline for which has since been extended to January 31, 2020, although it is possible this date may be extended again. Due to the timing of the exit, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 6.77% (Q1, 2012)
Lowest Quarterly Return: -9.36% (Q1, 2015)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 1.75%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Since Inception (5/19/10)
Return Before Taxes	-6.39%	-1.64%	2.15%
Return After Taxes on Distributions	-6.48%	-1.83%	1.74%
Return After Taxes on Distributions and Sale of Fund Shares	-3.77%	-1.32%	1.51%
Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	-5.93%	-1.16%	2.63%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.20%	1.08%	2.31%

Portfolio Management
Investment Adviser and Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the Fund. SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the Fund, subject to supervision by the Adviser and oversight by the Trust's Board of Trustees. To the extent that a reference in this Prospectus refers to the Adviser, with respect to the Fund, such reference should also be read to refer to SSGA LTD, where the context requires.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Richard Darby-Dowman, Paul Brown, and Peter Spano.
Richard Darby-Dowman is a Vice President and a Portfolio Manager in the Fixed Income Beta Team at SSGA LTD. He joined SSGA LTD in 2006.
Paul Brown is a Vice President and a Senior Portfolio Manager in the Fixed Income Beta Team at SSGA LTD. He joined SSGA LTD in 2013.
Peter Spano, CFA, is a Managing Director and the EMEA Head of Portfolio Management, Fixed Income Beta at SSGA LTD. He joined SSGA LTD in 2007.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Some distributions may be treated as a return of capital for tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays Emerging Markets Local Bond ETF
Investment Objective
The SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.30%
[1]	The Fund's “Management fees” and “Total annual Fund operating expenses” have been restated to reflect current fees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$31	$97	$169	$381
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays EM Local Currency Government Diversified Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, State Street Global Advisors Limited (“SSGA LTD” or the “Sub-Adviser”), the investment sub-adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Sub-Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.
The Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC and Fitch Inc., respectively. Each of the component securities in the Index is a constituent of the Bloomberg Barclays EM Local Currency Government Index. As of August 31, 2019, there were approximately 658 securities in the Index and the modified adjusted duration of securities in the Index was approximately 6.33 years.
The Index is calculated by Bloomberg Index Services Limited (as defined below) using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Sub-Adviser or may not have the effect on the Fund anticipated by the Sub-Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Sovereign Debt Obligations Risk: Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment-grade (“junk” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 9.12% (Q1, 2016)
Lowest Quarterly Return: -9.38% (Q2, 2018)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 6.36%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Since Inception (2/23/11)
Return Before Taxes	-6.58%	-0.81%	0.44%
Return After Taxes on Distributions	-6.84%	-1.01%	-0.13%
Return After Taxes on Distributions and Sale of Fund Shares	-3.76%	-0.65%	0.17%
Bloomberg Barclays EM Local Currency Government Diversified Index (reflects no deduction for fees, expenses or taxes)	-5.69%	0.00%	1.34%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.20%	1.08%	1.57%
Portfolio Management
Investment Adviser and Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the Fund. SSGA LTD, an affiliate of the Adviser serves as investment sub-adviser to the Fund, subject to supervision by the Adviser and oversight by the Trust's Board of Trustees. To the extent that a reference in this Prospectus refers to the Adviser, with respect to the Fund, such reference should also be read to refer to SSGA LTD, where the context requires.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Abhishek Kumar, Peter Spano, Jonathan Camissar and Robert Golcher.
Abhishek Kumar is a Managing Director and the Sector Head for Emerging Markets Debt within the Fixed Income Beta Team at SSGA LTD. He joined SSGA LTD in 2010.
Peter Spano, CFA, is a Managing Director and the EMEA Head of Portfolio Management, Fixed Income Beta at SSGA LTD. He joined SSGA LTD in 2007.
Jonathan Camissar is a Vice President and a Portfolio Manager in the Fixed Income Beta Team at SSGA LTD. He joined SSGA LTD in 2014.
Robert Golcher is a Vice President and a Portfolio Manager in the Fixed Income Beta Team at SSGA LTD. He joined SSGA LTD in 2013.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Some distributions may be treated as a return of capital for tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays High Yield Bond ETF
Investment Objective
The SPDR Bloomberg Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.40%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.40%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$41	$128	$224	$505
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays High Yield Very Liquid Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
The Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment-grade and are commonly referred to as “junk bonds.” The Index includes publicly issued U.S. dollar denominated, non-investment-grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, but not more than fifteen years, regardless of optionality; are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC, respectively; and have $500 million or more of outstanding face value. To be eligible for inclusion in the Index, a bond must have been issued within the past five years. Exposure to each eligible issuer will be capped at two percent of the Index. In addition, securities must be registered, exempt from registration at the time of issuance or issued under Rule 144A of the Securities Act of 1933, as amended. Original issue zero coupon bonds, step-up coupons that change according to a predetermined schedule, and payment-in-kind (“PIK”) securities and toggle notes paying interest in cash are also eligible. In addition, callable fixed-to-floating rate and fixed-to-variable bonds are eligible during their fixed-rate term only. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions. Securities excluded from the Index include non-corporate bonds, structured notes, private placements, bonds with equity-type features (e.g., warrants, convertibility), floating-rate issues, Eurobonds, defaulted bonds, partial PIK securities, PIK securities and toggle notes paying interest in-kind, and emerging market bonds. The Index is issuer capped and the securities in the Index are updated on the last business day of each month. As of August 31, 2019, a significant portion of the Fund comprised companies in the industrial sector, although this may change from time to time. As of August 31, 2019, there were approximately 831 securities in the Index and the modified adjusted duration of securities in the Index was approximately 3.09 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 22.44% (Q2, 2009)
Lowest Quarterly Return: -6.91% (Q3, 2011)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 11.97%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

	One Year	Five Years	Ten Years
Return Before Taxes	-3.17%	2.11%	9.21%
Return After Taxes on Distributions	-5.35%	-0.40%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares	-1.84%	0.49%	6.03%
Bloomberg Barclays High Yield Very Liquid Index (reflects no deduction for fees, expenses or taxes)	-2.57%	3.27%	11.16%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell, Kyle Kelly and Bradley Sullivan.
Michael Brunell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1997.
Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.
Bradley Sullivan, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2015.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 500,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays Short Term High Yield Bond ETF
Investment Objective
The SPDR Bloomberg Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.40%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.40%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$41	$128	$224	$505
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
The Index is designed to measure the performance of short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as “junk” bonds. The Index includes publicly issued U.S. dollar denominated, non-investment-grade, fixed rate, taxable corporate bonds that have a remaining maturity of less than 5 years regardless of optionality, are rated between Caa3/CCC-/CCC- and Ba1/BB+/BB+ using the middle rating of Moody's Investors Service, Inc., Fitch, Inc., or Standard & Poor's Financial Services, LLC, respectively, and have at least a $350 million outstanding par value. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility and Financial Institutions. Excluded from the Index are non-corporate bonds, structured notes with embedded swaps or other special features, bonds with equity-type features (e.g., warrants, convertibility), floating-rate securities and securities that move from fixed to floating-rate, Emerging Market Bonds, defaulted bonds, original issue zero coupon bonds, private placements and payment in kind securities. The Index is issuer-capped and the securities in the Index are updated on the index rebalancing date. The securities in the Index are updated on the last business day of each month. As of August 31, 2019, a significant portion of the Fund comprised companies in the industrial sector, although this may change from time to time. As of August 31, 2019, there were approximately 671 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 3.23 years and the modified adjusted duration of securities in the Index was approximately 1.66 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 5.54% (Q2, 2016)
Lowest Quarterly Return: -5.43% (Q3, 2015)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 7.72%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Since Inception (3/14/12)
Return Before Taxes	-0.25%	2.17%	3.51%
Return After Taxes on Distributions	-2.44%	-0.20%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	-0.13%	0.58%	1.63%
Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (reflects no deduction for fees, expenses or taxes)	0.16%	3.12%	4.58%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.18%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Bradley Sullivan, Michael Brunell, and Kyle Kelly.
Bradley Sullivan, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2015.
Michael Brunell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1997.
Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 300,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Bloomberg Barclays Investment Grade Floating Rate ETF
Investment Objective
The SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.15%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$15	$48	$85	$192
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.
The Index is designed to measure the performance of U.S. dollar-denominated, investment grade floating rate notes. Securities in the Index must have a remaining maturity of greater than or equal to one month and less than five years, and have $300 million or more of outstanding face value. In addition, securities in the Index must be rated investment grade (Baa3, BBB- or BBB- by Moody's Investors Service, Standard & Poor's Financial Services, LLC or Fitch Inc., respectively). The Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The Index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of August 31, 2019, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time. As of August 31, 2019, there were approximately 680 securities in the Index, the modified adjusted duration of securities in the Index was approximately 0.14 years and the average credit quality of the securities in the Index was A1/A2.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage. Floating rate notes are generally subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 1.85% (Q1, 2012)
Lowest Quarterly Return: -0.23% (Q4, 2018)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 3.06%.
Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
	One Year	Five Years	Since Inception (11/30/11)
Return Before Taxes	1.58%	1.15%	1.43%
Return After Taxes on Distributions	0.60%	0.62%	0.92%
Return After Taxes on Distributions and Sale of Fund Shares	0.93%	0.64%	0.88%
Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index (reflects no deduction for fees, expenses or taxes)	1.84%	1.34%	1.65%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.23%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Kyle Kelly, Frank Miethe and Christopher DiStefano.
Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.
Frank Miethe, CFA, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.
Christopher DiStefano is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SPDR® Portfolio High Yield Bond ETF
 (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
Investment Objective
The SPDR Portfolio High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the broad U.S. corporate high yield market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.15%
[1]	The Fund's “Management fees” and “Total annual Fund operating expenses” have been restated to reflect current fees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$15	$48	$85	$192
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the ICE BofAML US High Yield Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
The Index is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market. The Index includes securities rated below investment grade (based on an average of Moody's Investors Service, Inc., Fitch, Inc., and Standard & Poor's Financial Services, LLC) with at least 18 months remaining to final maturity at the time of issuance and at least one year remaining term to final maturity as of the Index's rebalancing date. In addition, individual securities of qualifying issuers must have a fixed coupon schedule and a minimum amount outstanding of $250 million. Qualifying corporate issuers must have risk exposure to an FX-G10 or Western European country, or a territory of the United States or a Western European country. As of August 31, 2019, the FX-G10 includes all Eurozone members, the United States, Japan, the United Kingdom, Canada, Australia, New Zealand, Switzerland, Norway and Sweden. Securities included in the Index may include securities that are subject to restrictions on resale under the U.S. federal securities laws (“restricted securities”).
The Index is market capitalization weighted, and is rebalanced on the last calendar day of the month based on information available up to and including the third business day before the last business day of the month. As of August 31, 2019, a significant portion of the Fund comprised companies in the industrial sector, although this may change from time to time. As of August 31, 2019, there were approximately 1,786 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.52 years.
The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the EU, the deadline for which has since been extended to January 31, 2020, although it is possible this date may be extended again. Due to the timing of the exit, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).
Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and other indexes measuring market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 3.94% (Q2, 2016)
Lowest Quarterly Return: -3.06% (Q2, 2013)
*	As of 9/30/2019, the Fund's Calendar Year-To-Date return was 10.02%.

Average Annual Total Returns (for periods ended 12/31/18)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective April 1, 2019, the Fund's benchmark index changed from the ICE BofAML US Diversified Crossover Corporate Index (the “Previous Benchmark Index”) to the ICE BofAML US High Yield Index, consistent with a change in the Fund's principal investment strategy to track the performance of the new index.
	One Year	Five Years	Since Inception (6/18/12)
Return Before Taxes	-2.79%	3.53%	4.01%
Return After Taxes on Distributions	-4.36%	1.71%	2.20%
Return After Taxes on Distributions and Sale of Fund Shares	-1.65%	1.88%	2.27%
ICE BofAML US Diversified Crossover Corporate Index (reflects no deduction for fees, expenses or taxes)	-2.40%	3.85%	4.33%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	1.88%
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Bradley Sullivan, Michael Brunell and Kyle Kelly.
Bradley Sullivan, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2015.

Michael Brunell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1997.
Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 100,000 Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index at the net asset value (“NAV”) next determined after receipt of an order in proper form. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Strategies Information
Principal Strategies
General. Please see each Fund's “The Fund's Principal Investment Strategy” section under “Fund Summaries” above for a complete discussion of each Fund's principal investment strategies. A Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this Prospectus. These securities, techniques and practices, together with their risks, are described in the Statement of Additional Information (the “SAI”), which you may obtain free of charge by contacting shareholder services (see the back cover of this Prospectus for the address and phone number).
The Adviser seeks to track the performance of each Fund's Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect a Fund's ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation. For example, a Fund may not be able to achieve a high degree of correlation with its Index when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or legal restrictions exist that prohibit the Fund from investing in a security in the Index.
The Adviser will utilize a sampling strategy in managing the Funds. Sampling means that the Adviser uses quantitative analysis to select securities, including securities in the Index, outside of the Index and derivatives that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other economic characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in a Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each Index. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available techniques, in seeking to track an Index.
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, and SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (each a “Municipal Bond ETF,” collectively the “Municipal Bond ETFs”) have adopted a fundamental investment policy and certain of the other Funds as described in the SAI, have adopted a non-fundamental investment policy to invest at least 80% of their respective net assets, plus the amount of borrowings for investment purposes, in investments suggested by their respective names, measured at the time of investment. A Fund will provide shareholders with at least 60 days' notice prior to any change in this non-fundamental 80% investment policy. Any change to a Municipal Bond ETF's fundamental 80% investment policy will require shareholder approval. The Board of Trustees of the Trust (the “Board”) may change a Fund's investment strategy, Index and other policies without shareholder approval, except as otherwise indicated in this Prospectus or in the SAI. The Board may also change a Fund's investment objective without shareholder approval.
Non-Principal Strategies
Certain Other Investments. Each Fund may invest in structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps, options and futures contracts. Swaps, options and futures contracts and structured notes may be used by a Fund in seeking performance that corresponds to its Index and in managing cash flows.
Temporary Defensive Positions. In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies, provided that the alternative is consistent with the Fund's investment objective and is in the best interest of the Fund. For example, a Fund may make larger than normal investments in derivatives to maintain exposure to its Index if it is unable to invest directly in a component security.
Borrowing Money. Each Fund may borrow money from a bank as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or other governing statute, by the Rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes. Each Fund may also invest in reverse repurchase agreements, which are considered borrowings under the 1940 Act. Although the 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets), and there is no percentage limit on Fund assets that can be used in connection with reverse repurchase agreements, under normal circumstances any borrowings by a Fund will not exceed 10% of the Fund's total assets.
Lending of Securities. Each Fund may lend its portfolio securities in an amount not to exceed 40% of the value of its net assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company (“State Street” or the “Lending Agent”), to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, a Fund may call loans to vote proxies if a material issue affecting the Fund's economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.
Additional Risk Information
The following section provides information regarding the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund Summary along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

Principal Risks
The table below identifies the principal risks of investing in each Fund.
Fund Name	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Portfolio TIPS ETF	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio Intermediate Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF
Below Investment-Grade Securities Risk
Call/Prepayment Risk							x	x
Consumer Staples Sector Risk
Convertible Securities Risk
Counterparty Risk							x	x
Credit Risk	x	x	x	x	x	x	x	x
Currency Risk
Debt Securities Risk	x	x	x	x	x	x	x	x
Derivatives Risk							x	x
Forward Currency Contracts Risk
Futures Contract Risk; Other Exchange-Traded Derivatives Risk
Swaps Risk							x	x
Emerging Markets Risk
Extension Risk							x	x
Financial Sector Risk							x	x
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk	x	x	x	x	x	x	x	x
Geographic Focus Risk
Europe
Japan
United Kingdom
Health Care Sector Risk
Income Risk	x	x	x	x	x	x	x	x
Indexing Strategy/Index Tracking Risk	x	x	x	x	x	x	x	x
Industrial Sector Risk							x	x
Inflation-Indexed Securities Risk		x	x
Interest Rate Risk	x	x	x	x	x	x	x	x

Fund Name	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Portfolio TIPS ETF	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio Intermediate Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF
Leveraging Risk							x	x
Liquidity Risk	x	x	x	x	x	x	x	x
Market Risk	x	x	x	x	x	x	x	x
Money Market Risk
Mortgage-Related and Other Asset-Backed Securities Risk
Municipal Obligations Risk
Non-Diversification Risk	x	x	x	x	x	x	x	x
Non-U.S. Securities Risk							x	x
Political Risk
Portfolio Turnover Risk
Preferred Securities Risk
Private Activity Bonds Risk
Reinvestment Risk	x	x	x	x	x	x	x	x
Restricted Securities Risk								x
Securities Lending Risk	x	x	x	x	x	x
Settlement Risk							x	x
Sovereign Debt Obligations Risk
Tax Exemption Risk
Technology Sector Risk
Unconstrained Sector Risk
U.S. Government Securities Risk
U.S. Treasury Obligations Risk	x	x	x	x	x	x
Valuation Risk	x	x	x	x	x	x	x	x
Variable and Floating Rate Securities Risk
When-Issued, TBA and Delayed Delivery Securities Risk

Fund Name	SPDR Portfolio Long Term Corporate Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Portfolio Mortgage Backed Bond ETF	SPDR Portfolio Aggregate Bond ETF	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Below Investment-Grade Securities Risk			x					x
Call/Prepayment Risk	x	x	x	x	x	x	x	x
Consumer Staples Sector Risk			x
Convertible Securities Risk			x
Counterparty Risk		x			x
Credit Risk	x	x	x	x	x	x	x	x
Currency Risk
Debt Securities Risk	x	x	x	x	x	x	x	x
Derivatives Risk		x			x
Forward Currency Contracts Risk
Futures Contract Risk; Other Exchange-Traded Derivatives Risk
Swaps Risk		x			x
Emerging Markets Risk
Extension Risk	x	x	x	x	x	x	x	x
Financial Sector Risk	x	x
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk	x	x	x	x	x	x	x	x
Geographic Focus Risk
Europe
Japan
United Kingdom
Health Care Sector Risk
Income Risk	x	x	x	x	x	x	x	x
Indexing Strategy/Index Tracking Risk	x	x	x	x	x	x	x	x
Industrial Sector Risk	x	x
Inflation-Indexed Securities Risk

Fund Name	SPDR Portfolio Long Term Corporate Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Portfolio Mortgage Backed Bond ETF	SPDR Portfolio Aggregate Bond ETF	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Interest Rate Risk	x	x	x	x	x	x	x	x
Leveraging Risk		x			x
Liquidity Risk	x	x	x	x	x	x	x	x
Market Risk	x	x	x	x	x	x	x	x
Money Market Risk					x
Mortgage-Related and Other Asset-Backed Securities Risk				x	x
Municipal Obligations Risk						x	x	x
Non-Diversification Risk	x	x	x	x	x	x	x	x
Non-U.S. Securities Risk	x	x	x
Political Risk						x	x	x
Portfolio Turnover Risk				x
Preferred Securities Risk			x
Private Activity Bonds Risk								x
Reinvestment Risk	x	x	x	x	x	x	x	x
Restricted Securities Risk	x	x	x
Securities Lending Risk
Settlement Risk	x	x	x
Sovereign Debt Obligations Risk
Tax Exemption Risk						x	x	x
Technology Sector Risk			x
Unconstrained Sector Risk			x
U.S. Government Securities Risk				x	x
U.S. Treasury Obligations Risk
Valuation Risk	x	x	x	x	x	x	x	x
Variable and Floating Rate Securities Risk

Fund Name	SPDR Portfolio Long Term Corporate Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Portfolio Mortgage Backed Bond ETF	SPDR Portfolio Aggregate Bond ETF	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
When-Issued, TBA and Delayed Delivery Securities Risk				x	x

Fund Name	SPDR FTSE International Government Inflation-Protected Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Below Investment-Grade Securities Risk					x	x	x
Call/Prepayment Risk	x			x	x	x	x	x
Consumer Staples Sector Risk
Convertible Securities Risk
Counterparty Risk	x	x	x	x	x	x	x
Credit Risk	x	x	x	x	x	x	x	x
Currency Risk	x	x	x	x	x
Debt Securities Risk	x	x	x	x	x	x	x	x
Derivatives Risk	x	x	x	x	x	x	x
Forward Currency Contracts Risk		x	x	x	x
Futures Contract Risk; Other Exchange-Traded Derivatives Risk		x	x	x	x	x
Swaps Risk	x			x	x	x	x
Emerging Markets Risk	x	x	x		x
Extension Risk	x			x	x	x	x	x
Financial Sector Risk				x				x
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk	x	x	x	x	x	x	x	x
Geographic Focus Risk	x	x	x	x
Europe	x	x	x	x
Japan		x	x
United Kingdom	x
Health Care Sector Risk
Income Risk	x	x	x	x	x	x	x	x
Indexing Strategy/Index Tracking Risk	x	x	x	x	x	x	x	x
Industrial Sector Risk				x		x	x	x

Fund Name	SPDR FTSE International Government Inflation-Protected Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Inflation-Indexed Securities Risk	x
Interest Rate Risk	x	x	x	x	x	x	x	x
Leveraging Risk	x	x	x	x	x	x	x
Liquidity Risk	x	x	x	x	x	x	x	x
Market Risk	x	x	x	x	x	x	x	x
Money Market Risk
Mortgage-Related and Other Asset-Backed Securities Risk
Municipal Obligations Risk
Non-Diversification Risk	x	x	x	x	x	x	x	x
Non-U.S. Securities Risk	x	x	x	x	x			x
Political Risk
Portfolio Turnover Risk
Preferred Securities Risk
Private Activity Bonds Risk
Reinvestment Risk	x	x	x	x	x	x	x	x
Restricted Securities Risk						x
Securities Lending Risk
Settlement Risk	x	x	x	x	x			x
Sovereign Debt Obligations Risk	x	x	x		x
Tax Exemption Risk
Technology Sector Risk
Unconstrained Sector Risk				x				x
U.S. Government Securities Risk
U.S. Treasury Obligations Risk
Valuation Risk	x	x	x	x	x	x	x	x

Fund Name	SPDR FTSE International Government Inflation-Protected Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Variable and Floating Rate Securities Risk								x
When-Issued, TBA and Delayed Delivery Securities Risk

Fund Name	SPDR Portfolio High Yield Bond ETF
Below Investment-Grade Securities Risk	x
Call/Prepayment Risk	x
Consumer Staples Sector Risk
Convertible Securities Risk
Counterparty Risk	x
Credit Risk	x
Currency Risk
Debt Securities Risk	x
Derivatives Risk	x
Forward Currency Contracts Risk
Futures Contract Risk; Other Exchange-Traded Derivatives Risk
Swaps Risk	x
Emerging Markets Risk
Extension Risk	x
Financial Sector Risk
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk	x
Geographic Focus Risk
Europe	x
Japan
United Kingdom
Health Care Sector Risk
Income Risk	x
Indexing Strategy/Index Tracking Risk	x
Industrial Sector Risk	x
Inflation-Indexed Securities Risk
Interest Rate Risk	x
Leveraging Risk	x
Liquidity Risk	x
Market Risk	x
Money Market Risk
Mortgage-Related and Other Asset-Backed Securities Risk
Municipal Obligations Risk

Fund Name	SPDR Portfolio High Yield Bond ETF
Non-Diversification Risk	x
Non-U.S. Securities Risk	x
Political Risk
Portfolio Turnover Risk
Preferred Securities Risk
Private Activity Bonds Risk
Reinvestment Risk	x
Restricted Securities Risk	x
Securities Lending Risk
Settlement Risk	x
Sovereign Debt Obligations Risk
Tax Exemption Risk
Technology Sector Risk
Unconstrained Sector Risk	x
U.S. Government Securities Risk
U.S. Treasury Obligations Risk
Valuation Risk	x
Variable and Floating Rate Securities Risk
When-Issued, TBA and Delayed Delivery Securities Risk

Below Investment-Grade Securities Risk. Securities rated below investment-grade and unrated securities of comparable credit quality (commonly known as “high-yield bonds” or “junk bonds”) lack strong investment-grade characteristics, are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments, and are subject to greater levels of credit, liquidity and market risk than higher-rated securities. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. In the event the issuer of a debt security held by a Fund defaults on its payments or becomes insolvent or bankrupt, the Fund may not receive the return it was promised on the investment and could lose its entire investment. The lower ratings of junk bonds reflect a greater possibility that actual or perceived adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held by a Fund may fall substantially and a Fund could lose some or all of the value of its investment. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid than for higher quality debt securities, especially during periods of recession or general market decline, which could make it difficult at times for a Fund to sell certain securities at prices used in calculating a Fund's net asset value. These securities may have significant volatility.
Call/Prepayment Risk. Call/prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected or required. This may occur, for example, when there is a decline in interest rates, and an issuer of bonds or preferred stock redeems the bonds or stock in order to replace them with obligations on which it is required to pay a lower interest or dividend rate. It may also occur when there is an unanticipated increase in the rate at which mortgages or other receivables underlying mortgage- or asset-backed securities held by a Fund are prepaid. In any such case, a Fund may be forced to invest the prepaid amounts in lower-yielding investments, resulting in a decline in the Fund's income.
Consumer Staples Sector Risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies' performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, competition and consumer confidence and spending.
Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer, depending on the terms of the securities) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.
Counterparty Risk. A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund's ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if a Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, a Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution's authority, the financial institution's liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of its securities and, if a Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such Fund may also be similarly impacted.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition and does not reflect an assessment of an investment's volatility or liquidity. Securities rated in the lowest category of investment-grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Currency Risk. Investments in issuers in different countries are often denominated in currencies other than the U.S. dollar. Changes in the values of those currencies relative to the U.S. dollar may have a positive or negative effect on the values of a Fund's investments denominated in those currencies. The values of other currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments. Continuing uncertainty as to the status of the Euro and the Economic and Monetary Union of the European Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund's portfolio investments.
Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of a Fund's fixed income securities to decrease, a decline in a Fund's income and yield, an adverse impact on the liquidity of a Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by a Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Derivatives Risk. A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset, interest rate, or index. Derivative transactions typically involve leverage and may have significant volatility. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and a Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty's credit quality; the potential for the derivative transaction not to have the effect the Adviser or Sub-Adviser anticipated or a different or less favorable effect than the Adviser or Sub-Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that a Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty's insolvency or bankruptcy; the risk that a Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including without limitation absence of a secondary trading market; the potential for reduced returns to a Fund due to losses on the transaction and an increase in volatility; the potential for the derivative transaction to have the effect of accelerating the recognition of gain; and legal risks arising from the documentation relating to the derivative transaction.
Forward Currency Contracts Risk. In a forward currency contract, a Fund agrees to buy in the future an amount in one currency in return for another currency, at an exchange rate determined at the time the contract is entered into. If currency exchange rates move against a Fund's position during the term of the contract, the Fund will lose money on the contract. There is no limit on the extent to which exchange rates may move against a Fund's position. The markets for certain currencies may at times become illiquid, and a Fund may be unable to enter into new forward contracts or to close out existing contracts. Forward currency contracts are entered into in the over-the-counter market, and a Fund's ability to profit from a contract will depend on the willingness and ability of its counterparty to perform its obligations under the contract. Use by a Fund of foreign currency forward contracts may give rise to investment leverage.
Futures Contract Risk; Other Exchange-Traded Derivatives Risk. The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. The ability to establish and close out positions in futures contracts and other exchange-traded derivatives will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate the derivative. In using futures contracts and other exchange-traded derivatives, the Fund will be reliant on the ability of the Adviser to predict market and price movements correctly; the skills needed to use such derivatives successfully are different from those needed for traditional portfolio management. If the Fund uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. The prices of futures and other exchange-traded derivatives, for a number of reasons, may not correlate perfectly with movements in the securities or index underlying them. For example, participants in the futures markets and in markets for other exchange-traded derivatives are subject to margin deposit requirements. Such requirements may cause investors to take actions with respect to their derivatives positions that they would not otherwise take. The margin requirements in the derivatives markets may be less onerous than margin requirements in the securities markets in general, and as a result those markets may attract more speculators than the securities markets do. Increased participation by speculators in those markets may cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Adviser still may not result in a successful derivatives activity over a very short time period. The risk of a position in a futures contract or other exchange-traded derivative may be very large compared to the relatively low level of margin the Fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund will incur brokerage fees in connection with its exchange-traded derivatives transactions. The Fund will typically be required to post margin with its futures commission merchant in connection with its transactions in futures contracts and other exchange-traded derivatives. In the event of an insolvency of the futures commission merchant or a clearing house, the Fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or to realize the value of any increase in the price of its positions, or it may experience a significant delay in doing so. The Fund also may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Act requires the CFTC to establish speculative position limits on certain commodity futures contracts and their economically equivalent futures, options and swaps. Regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Fund may invest. It is possible that, as a result of such limits, the Fund's Adviser will be precluded from taking positions in certain futures contracts or over-the-counter derivatives as a result of positions held by other clients of the Adviser or Sub-Adviser or by the Adviser or Sub-Adviser or its affiliates themselves.
Futures contracts and other exchange-traded derivatives traded on markets outside the U.S. are not generally subject to the same level of regulation by the CFTC or other U.S. regulatory entities as contracts traded in the U.S., including without limitation as to the execution, delivery, and clearing of transactions. U.S. regulators neither regulate the activities of a foreign exchange, nor have the power to compel enforcement of the rules of the foreign exchange or the laws of the foreign country in question. Margin and other payments made by a Fund may not be afforded the same protections as are afforded those payments in the U.S., including in connection with the insolvency of an executing or clearing broker or a clearinghouse or exchange. Certain foreign futures contracts and other exchange-traded derivatives may be less liquid and more volatile than U.S. contracts.
Swaps Risk. A swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Emerging Markets Risk. Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets. This may be due to, among other things, the possibility of greater market volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability, greater reliance on a few industries, international trade or revenue from particular commodities, less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment policy as compared to those typically found in a developed market. In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. There is also the potential for unfavorable action such as embargo and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include possible delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.
Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may increase the period of time during which an investment earns a below-market interest rate, increase the security's duration and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.

Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The net asset value of Fund Shares will generally fluctuate with changes in the market value of a Fund's securities holdings. The market prices of Fund Shares will generally fluctuate in accordance with changes in a Fund's net asset value and supply and demand of Fund Shares on the Exchange. It cannot be predicted whether Fund Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Fund Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. The market prices of Fund Shares may deviate significantly from the net asset value of Fund Shares during periods of market volatility. However, given that Fund Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser (and Sub-Adviser, as applicable) believe that large discounts or premiums to the net asset value of Fund Shares should not be sustained over long periods. While the creation/redemption feature is designed to make it likely that Fund Shares normally will trade close to a Fund's net asset value, disruptions to creations and redemptions or market volatility may result in trading prices that differ significantly from such Fund's net asset value. If an investor purchases Fund Shares at a time when the market price is at a premium to the net asset value of Fund Shares or sells at a time when the market price is at a discount to the net asset value of Fund Shares, then the investor may sustain losses.
Geographic Focus Risk. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Europe. The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake and resulting in S&P downgrading the EU's credit rating from “AA+” to “AA” in the days following the vote. The country's referendum vote sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the EU, the deadline for which has since been extended to January 31, 2020, although it is possible this date may be extended again. Due to the timing of the exit, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.
Japan. The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese economy faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan's labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan's economic competitiveness.
The nuclear power plant catastrophe in Japan in March 2011 may have short- and long-term effects on the Japanese economy and its nuclear energy industry. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, a Fund.
United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which a Fund has exposure.
In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. As a result of the referendum, S&P downgraded the United Kingdom's credit rating from “AAA” to “AA” in the days that followed the vote.  The country's referendum vote sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the EU, the deadline for which has since been extended to January 31, 2020, although it is possible this date may be extended again. There is still considerable uncertainty relating to the potential consequences associated with the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU.  Brexit may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies that could potentially have an adverse effect on the value of a Fund's investments.
Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Income Risk. A Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by a Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by a Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates. A reduction in the income earned by a Fund may limit the Fund's ability to achieve its objective.
Indexing Strategy/Index Tracking Risk. Each Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. Each Fund will seek to replicate Index returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Each Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, a Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of a Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), a Fund's return may not match the return of the Index for a number of reasons. For example, the return on the sample of securities purchased by a Fund (or the return on securities not included in the Index) to replicate the performance of the Index may not correlate precisely with the return of the Index. Each Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, a Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between a Fund's return and that of the Index. Changes in the composition of the Index and regulatory requirements also may impact a Fund's ability to match the return of the Index. The Adviser may apply one or more “screens” or investment techniques to refine or limit the number or types of issuers included in the Index in which a Fund may invest. Application of such screens or techniques may result in investment performance below that of the Index and may not produce results expected by the Adviser. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Pursuant to each Index methodology, a security may be removed from an Index in the event that it does not comply with the eligibility requirements of the Index. As a result, a Fund may be forced to sell securities at inopportune times and/or unfavorable prices due to these changes in the Index components. When there are changes made to the component securities of an Index and the corresponding Fund in turn makes similar changes to its portfolio to attempt to increase the correlation between the Fund's portfolio and the Index, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. Unscheduled changes to an Index may expose the corresponding Fund to additional tracking error risk. A Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the corresponding Index. A Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences.
Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, a Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Although the holders of U.S. TIPS receive no less than the par value of the security at maturity, if a Fund purchases U.S. TIPS in the secondary market whose principal values have previously been adjusted upward and there is a period of subsequent declining inflation rates, a Fund may receive at maturity less than it invested. Depending on the changes in inflation rates during the period a Fund holds an inflation-indexed security, a Fund may earn less on the security than on a conventional bond. The principal amounts of inflation-indexed securities are typically only adjusted periodically, and changes in the values of the securities may only approximately reflect changes in inflation rates and may occur substantially after the changes in inflation rates in question occur.
Interest Rate Risk. Interest rate risk is the risk that the securities held by a Fund will decline in value because of increases in market interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates. Falling interest rates also create the potential for a decline in a Fund's income and yield. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-rate securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer durations. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank's implementation of specific policy goals, may have a substantial impact on interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund's investments. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.
Leveraging Risk. Borrowing transactions, reverse repurchase agreements, certain derivatives transactions, securities lending transactions and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions may create investment leverage. If a Fund engages in transactions that have a leveraging effect on the Fund's investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. This is because leverage generally creates investment risk with respect to a larger base of assets than a Fund would otherwise have and so magnifies the effect of any increase or decrease in the value of the Fund's underlying assets. The use of leverage is considered to be a speculative investment practice and may result in losses to a Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet asset segregation or coverage requirements.
Liquidity Risk. Liquidity risk is the risk that a Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which a Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund.
Market Risk. Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.
Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund's portfolio per share is more or less than $1.00. None of State Street Corporation, State Street, State Street Global Advisors (“SSGA”), SSGA FM or their affiliates (“State Street Entities”) guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from State Street Entities. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds. A money market fund may be permitted or required to impose redemption fees or to impose limitations on redemptions during periods of high illiquidity in the markets for the investments held by it.
Mortgage-Related and Other Asset-Backed Securities Risk. Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. The liquidity of mortgage-related and asset-backed securities may change over time. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or other asset-backed security. For some asset-backed securities in which a Fund invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral. There may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.
In a “forward roll” transaction, a Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. The values of such transactions will be affected by many of the same factors that affect the values of mortgage-related securities generally. In addition, forward roll transactions may have the effect of creating investment leverage in a Fund.
Municipal Obligations Risk. The U.S. municipal securities market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal obligations include revenue obligations, which are generally backed by the revenues generated from a specific project or facility and include private activity bonds and industrial development bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and on the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental user. Because many municipal securities are issued to finance projects relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset can be negatively affected by the discontinuance or reduction in the rate of the taxation supporting the project or asset or the inability to collect revenues for the project or from the assets. If the U.S. Internal Revenue Service (the “IRS”) determines the issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, and the security could decline in value. Municipal obligations may also be subject to prepayment risk and extension risk. Certain states and other governmental entities have experienced, and may continue to experience, extreme financial pressures in response to financial and economic and other factors, and may be, or be perceived to be, unable to meet all of their obligations under municipal bonds issued or guaranteed by them; such factors may result in substantial volatility in municipal securities markets and losses to a Fund. Additionally, a Fund's portfolio may have greater exposure to liquidity risk since the markets for such securities may be less liquid than the traditional bond markets. There may also be less information available on the financial condition of issuers of these types of securities than for public corporations. This means that it may be harder to buy and sell such securities, especially on short notice, and these securities may be more difficult for a Fund to value accurately than securities of public corporations.
Non-Diversification Risk. As a “non-diversified” fund, each Fund may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. A Fund may become diversified for periods of time solely as a result of changes in the composition of the corresponding Index (e.g., changes in weightings of one or more component securities).

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by entities with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are typically denominated and traded in currencies other than the U.S. dollar, the value of the Fund's assets, to the extent they are non-U.S. dollar denominated, may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and delays, restrictions or prohibitions on the repatriation of non-U.S. currencies. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect a Fund's investment. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of a Fund's investments in certain non-U.S. countries. Investments in securities of non-U.S. issuers also are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where a Fund invests could cause the Fund's investments in that country to experience gains or losses. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions.  Investments in fixed-income securities with very low or negative interest rates may magnify a Fund's susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.
Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
Portfolio Turnover Risk. A Fund may engage in frequent trading of its portfolio securities. Fund turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing a Fund's investment return, and the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains. A Fund may engage in frequent trading of its portfolio securities in connection with Index rebalancing. Frequent trading may cause a Fund to incur additional transaction costs and experience different tax consequences in comparison to an ETF that does not engage in frequent trading.
Preferred Securities Risk. Generally, preferred security holders have no or limited voting rights with respect to the issuing company. In addition, preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time. Therefore, in the event an issuer of preferred securities experiences economic difficulties, the issuer's preferred securities may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds - that is, as interest rates rise, the value of the preferred securities held by a Fund are likely to decline. Therefore, to the extent that a Fund invests a substantial portion of its assets in fixed rate preferred securities, rising interest rates may cause the value of the Fund's investments to decline significantly. In addition, because many preferred securities allow holders to convert the preferred securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer's common stock and, therefore, declining common stock values may also cause the value of a Fund's investments to decline. Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in a Fund's yield.
Private Activity Bonds Risk. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place limitations on the size of such issues. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor), which means that the holder of the private activity bond is exposed to the risk that the corporate user (and/or any guarantor) may default on the private activity bond. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for and the ability of corporate users to pay for the projects financed by private activity bonds. The Fund's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.
Reinvestment Risk. Income from a Fund's portfolio may decline when the Fund invests the proceeds from investment income, sales of portfolio securities or matured, traded or called debt obligations. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing a Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by a Fund from its investments is likely to have a negative effect on the yield and total return of the Fund Shares.
Restricted Securities Risk. A Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws pursuant to an exemption from registration. These securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including, among others: (i) the creditworthiness of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of any legal restrictions governing trading in the security; and (vi) the nature of the security and the nature of marketplace trades. There can be no assurance that a liquid trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Securities Lending Risk. Each Fund may lend portfolio securities in an amount not to exceed 40% of the value of its net assets. For these purposes, net assets shall exclude the value of all assets received as collateral for the loan. Such loans may be terminated at any time. Any such loans must be continuously secured by collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund, marked to market each trading day. In a loan transaction, as compensation for lending its securities, a Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities, and may involve expenses to a Fund. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities provided as collateral or acquired with cash collateral. Each Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity either directly on behalf of the lending Fund or through one or more joint accounts or funds, which may include those managed by the Adviser. To the extent the collateral provided or investments made with cash collateral differ from securities included in an Index, such collateral or investments may have a greater risk of loss than the securities included in the Index. In addition, a Fund will be subject to the risk that any income generated by lending its securities or reinvesting cash collateral is lower than any fees the Fund has agreed to pay a borrower. The Adviser will take into account the tax impact to shareholders of substitute payments for dividends when overseeing a Fund's securities lending activity.
Settlement Risk. Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions. Delays in settlement may increase credit risk to a Fund, limit the ability of a Fund to reinvest the proceeds of a sale of securities, hinder the ability of a Fund to lend its portfolio securities, and potentially subject a Fund to penalties for its failure to deliver to on-purchasers of securities whose delivery to a Fund was delayed. Delays in the settlement of securities purchased by a Fund may limit the ability of a Fund to sell those securities at times and prices it considers desirable, and may subject a Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. A Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others. Limits on the ability of a Fund to purchase or sell securities due to settlement delays could increase any variance between a Fund's performance and that of its benchmark index.
Sovereign Debt Obligations Risk. Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity's willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or reschedule of debt payments. Any restructuring of a sovereign debt obligation held by a Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment-grade. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging and/or frontier countries.
Tax Exemption Risk. There is no guarantee that any of a Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders that is attributable to municipal bonds to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.
Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Unconstrained Sector Risk. A Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. When a Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the Fund.

U.S. Government Securities Risk. U.S. government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities. Securities issued by the U.S. Treasury historically have been considered to present minimal credit risk. The downgrade in the long-term U.S. credit rating by at least one major rating agency has introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund's investments.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund‘s U.S. Treasury obligations to decline. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the recent financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns. U.S. Treasury securities are currently given the top rating by all major ratings agencies except Standard & Poor's Ratings Services, which rates them AA+, one grade below their top rating. Since downgrading U.S. Treasury securities from AAA to AA+ in 2011, Standard & Poor's Ratings Services has affirmed its rating. A downgrade of the ratings of U.S. government debt obligations, such as U.S. Treasury obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury securities from another ratings agency or a further downgrade below AA+ rating by Standard & Poor's Ratings Services may cause the value of a Fund's U.S. Treasury obligations to decline.
Valuation Risk. Some portfolio holdings, potentially a large portion of a Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. Technological issues or other service disruption issues involving third-party service providers may cause a Fund to value its investments incorrectly. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time.
Variable and Floating Rate Securities Risk. Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow a Fund to participate (determined in accordance with the terms of the securities) in increases in interest rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. A Fund may also invest in variable or floating rate equity securities, whose dividend payments vary based on changes in market rates of interest or other factors.
In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage. The extent of increases and decreases in the values of derivative variable rate securities and the corresponding change to the net asset value of the Fund in response to changes in market rates of interest generally may be larger than comparable changes in the value of an equal principal amount of a fixed-rate security having similar credit quality, redemption provisions, and maturity. The markets for such securities may be less developed and may have less liquidity than the markets for conventional securities.
When-Issued, TBA and Delayed Delivery Securities Risk. A Fund may purchase securities on a when-issued, TBA or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The prices of the securities so purchased or sold are subject to market fluctuations. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of a Fund's net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose a Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Financial Industry Regulatory Authority, Inc. rules impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Non-Principal Risks
Each risk discussed below is a non-principal risk of a Fund to the extent it is not identified as a principal risk for such Fund in the preceding “ADDITIONAL RISK INFORMATION - PRINCIPAL RISKS” section.
Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), which are responsible for the creation and redemption activity for a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Cash Transaction Risk. To the extent that a Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Concentration Risk. A Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Fund's underlying Index concentrates in a particular industry or group of industries. When a Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the Fund.
Conflicts of Interest Risk. An investment in a Fund will be subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to a Fund, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency and shareholder servicing, securities brokerage services, and other services for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser. There is no assurance that the rates at which a Fund pays fees or expenses to the Adviser or its affiliates, or the terms on which it enters into transactions with the Adviser or its affiliates will be the most favorable available in the market generally or as favorable as the rates the Adviser makes available to other clients. Because of its financial interest, the Adviser will have an incentive to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so in the absence of that interest, provided that the Adviser will comply with applicable regulatory requirements.
The Adviser and its affiliates serve as investment adviser to other clients and may make investment decisions that may be different from those that will be made by the Adviser on behalf of the Funds. For example, the Adviser may provide asset allocation advice to some clients that may include a recommendation to invest in or redeem from particular issuers while not providing that same recommendation to all clients invested in the same or similar issuers. The Adviser may (subject to applicable law) be simultaneously seeking to purchase (or sell) investments for a Fund and to sell (or purchase) the same investment for accounts, funds, or structured products for which it serves as asset manager, or for other clients or affiliates. The Adviser and its affiliates may invest for clients in various securities that are senior, pari passu or junior to, or have interests different from or adverse to, the securities that are owned by a Fund. The Adviser or its affiliates, in connection with its other business activities, may acquire material nonpublic confidential information that may restrict the Adviser from purchasing securities or selling securities for itself or its clients (including the Funds) or otherwise using such information for the benefit of its clients or itself.
The foregoing does not purport to be a comprehensive list or complete explanation of all potential conflicts of interests which may affect a Fund. A Fund may encounter circumstances, or enter into transactions, in which conflicts of interest that are not listed or discussed above may arise.
Costs of Buying and Selling Shares. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund Shares (the “bid” price) and the price at which an investor is willing to sell Fund Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Fund Shares based on trading volume and market liquidity, and is generally lower if Fund Shares have more trading volume and market liquidity and higher if Fund Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund Shares, including bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.
Counterparty Risk. A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund's ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if a Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, a Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution's authority, the financial institution's liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of securities and, if a Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such Fund may also be similarly impacted.
Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, a sub-adviser or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect a Fund or its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While the Adviser and/or the Sub-Adviser have established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. Each Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. The Adviser does not control the cybersecurity plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Adviser or the Funds. Similar types of cybersecurity risks or technical malfunctions also are present for issuers of securities in which each Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund's investment in such securities to lose value.
Derivatives Risk. A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset, interest rate, or index. Derivative transactions typically involve leverage and may have significant volatility. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and a Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty's credit quality; the potential for the derivative transaction not to have the effect the Adviser or Sub-Adviser anticipated or a different or less favorable effect than the Adviser or Sub-Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that a Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty's insolvency or bankruptcy; the risk that a Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including without limitation absence of a secondary trading market; the potential for reduced returns to a Fund due to losses on the transaction and an increase in volatility; the potential for the derivative transaction to have the effect of accelerating the recognition of gain; and legal risks arising from the documentation relating to the derivative transaction.
Index Construction Risk. A security included in an Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure.

Index Licensing Risk. It is possible that the license under which the Adviser or a Fund is permitted to replicate or otherwise use an Index will be terminated or may be disputed, impaired or cease to remain in effect. In such a case, the Adviser may be required to replace the Index with another index which it considers to be appropriate in light of the investment strategy of a Fund. The use of any such substitute index may have an adverse impact on a Fund's performance. In the event that the Adviser is unable to identify a suitable replacement for the relevant Index, it may determine to terminate a Fund.
Leveraging Risk. Borrowing transactions, reverse repurchase agreements, certain derivatives transactions, securities lending transactions and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions may create investment leverage. If a Fund engages in transactions that have a leveraging effect on the Fund's investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. This is because leverage generally creates investment risk with respect to a larger base of assets than a Fund would otherwise have and so magnifies the effect of any increase or decrease in the value of the Fund's underlying assets. The use of leverage is considered to be a speculative investment practice and may result in losses to a Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet asset segregation or coverage requirements.
Liquidity Risk. Liquidity risk is the risk that a Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which a Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund.
Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund's portfolio per share is more or less than $1.00. None of the State Street Entities guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from State Street Entities. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds. A money market fund may be permitted or required to impose redemption fees or to impose limitations on redemptions during periods of high illiquidity in the markets for the investments held by it.
Portfolio Turnover Risk. A Fund may engage in frequent trading of its portfolio securities. Fund turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing a Fund's investment return, and the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains. A Fund may engage in frequent trading of its portfolio securities in connection with Index rebalancing. Frequent trading may cause a Fund to incur additional transaction costs and experience different tax consequences in comparison to an ETF that does not engage in frequent trading.

Securities Lending Risk. Each Fund may lend portfolio securities in an amount not to exceed 40% of the value of its net assets. For these purposes, net assets shall exclude the value of all assets received as collateral for the loan. Such loans may be terminated at any time. Any such loans must be continuously secured by collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund, marked to market each trading day. In a loan transaction, as compensation for lending its securities, a Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities, and may involve expenses to a Fund. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities provided as collateral or acquired with cash collateral. Each Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity either directly on behalf of the lending Fund or through one or more joint accounts or funds, which may include those managed by the Adviser. To the extent the collateral provided or investments made with cash collateral differ from securities included in an Index, such collateral or investments may have a greater risk of loss than the securities included in the Index. In addition, a Fund will be subject to the risk that any income generated by lending its securities or reinvesting cash collateral is lower than any fees the Fund has agreed to pay a borrower. The Adviser will take into account the tax impact to shareholders of substitute payments for dividends when overseeing a Fund's securities lending activity.
Trading Issues. Although Fund Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Similar to the shares of operating companies listed on a stock exchange, Fund Shares may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund's shares. While each Fund expects that the ability of Authorized Participants to create and redeem Fund Shares at net asset value should be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with such short sales. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund Shares will trade with any volume, or at all, on any stock exchange.

Management
Investment Adviser
SSGA FM serves as the investment adviser to each Fund and, subject to the oversight of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of each Fund's assets. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser and certain other affiliates of State Street Corporation make up SSGA. SSGA is one of the world's largest institutional money managers and the investment management arm of State Street Corporation. As of June 30, 2019, the Adviser managed approximately $527.52 billion in assets and SSGA managed approximately $2.92 trillion in assets. The Adviser's principal business address is One Iron Street, Boston, Massachusetts 02210.
For the services provided to each Fund under the Investment Advisory Agreement, for the fiscal year ended June 30, 2019, each Fund paid the Adviser the annual fees based on a percentage of each Fund's average daily net assets as set forth below:
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Portfolio TIPS ETF	0.15% (1)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Portfolio Short Term Treasury ETF	0.06%
SPDR Portfolio Intermediate Term Treasury ETF	0.09% (2)
SPDR Portfolio Long Term Treasury ETF	0.06%
SPDR Portfolio Short Term Corporate Bond ETF	0.07%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07%
SPDR Portfolio Long Term Corporate Bond ETF	0.07%
SPDR Portfolio Corporate Bond ETF	0.06% (3)
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Portfolio Mortgage Backed Bond ETF	0.05%
SPDR Portfolio Aggregate Bond ETF	0.04%
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.23% (4)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20%
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.36% (5)
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50%
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35%
SPDR Bloomberg Barclays International Treasury Bond ETF	0.38% (5)
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.38% (6)
SPDR Bloomberg Barclays High Yield Bond ETF	0.40%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40%
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15%
SPDR Portfolio High Yield Bond ETF	0.26% (7)
(1)	Effective September 23, 2019, the management fee of the Fund was reduced from 0.15% to 0.12% of the Fund's average daily net assets.
(2)	Effective April 26, 2019, the management fee of the Fund was reduced from 0.10% to 0.06% of the Fund's average daily net assets.
(3)	Effective July 31, 2018, the management fee of the Fund was reduced from 0.16% to 0.06% of the Fund's average daily net assets.
(4)	The Adviser has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until October 31, 2020, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, of the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF are limited to 0.23% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2020, any or all waivers may be cancelled or modified at any time. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Fund's Board of Trustees.
(5)	Effective September 4, 2018, the management fee of the Fund was reduced from 0.50% to 0.35% of the Fund's average daily net assets. Prior to the management fee reduction, the Adviser contractually agreed to waive a portion of its management fee and reimburse certain expenses so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, were limited to 0.45% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver did not provide for the recoupment by the Adviser of any fees the Adviser previously waived. On September 4, 2018, in connection with the management fee reduction, the contractual waiver was discontinued.

(6)	Effective June 3, 2019, the management fee of the Fund was reduced from 0.40% to 0.30% of the Fund's average daily net assets. Prior to the management fee reduction, the Adviser contractually agreed to waive a portion of its management fee and reimburse certain expenses so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, were limited to 0.30% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver did not provide for the recoupment by the Adviser of any fees the Adviser previously waived. On June 3, 2019, in connection with the management fee reduction, the contractual waiver was discontinued.
(7)	Effective April 1, 2019, the management fee of the Fund was reduced from 0.40% to 0.15% of the Fund's average daily net assets. Prior to the management fee reduction, the Adviser contractually agreed to waive a portion of its management fee and reimburse certain expenses so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, were limited to 0.30% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver did not provide for the recoupment by the Adviser of any fees the Adviser previously waived. On April 1, 2019, in connection with the management fee reduction, the contractual waiver was discontinued.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Funds' Board of Trustees. The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Investment Sub-Advisers. Pursuant to the Advisory Agreement between the Funds and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained Nuveen Asset Management, LLC (“Nuveen Asset Management”) as sub-adviser, to be responsible for the day-to-day management of the Municipal Bond ETFs' investments, subject to supervision by the Adviser and the Board. The Adviser provides administrative, compliance and general management services to the Municipal Bond ETFs. Nuveen Asset Management is a wholly-owned subsidiary of Nuveen Fund Advisors, LLC, which is a wholly-owned subsidiary of Nuveen LLC (“Nuveen”). Nuveen is the asset management division of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a leading financial services provider that provides a wide range of financial solutions, including investing, banking, advice and education, and retirement services. TIAA was originally founded in 1918 by the Carnegie Foundation for the Advancement of Teaching. Nuveen Asset Management offers advisory and investment management services to a broad range of fund clients and has extensive experience in managing municipal securities. As of June 30, 2019, Nuveen Asset Management managed approximately $195 billion in assets. Nuveen Asset Management's principal business address is 333 West Wacker Drive, Chicago, Illinois 60606.
In accordance with the Sub-Advisory Agreement between the Adviser and Nuveen Asset Management, the Adviser pays Nuveen Asset Management 45% of the advisory fee paid by the Municipal Bond ETFs to the Adviser (after deducting payments to service providers and expenses). The Municipal Bond ETFs are not responsible for the fees paid to Nuveen Asset Management.
The Adviser has retained SSGA LTD, as sub-adviser, to be responsible for the day to day management of the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF's investments, subject to supervision by the Adviser and oversight by the Board. The Adviser will provide administrative, compliance and general management services to each of the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF. SSGA LTD has been operating since 1990 with experience in managing indexed fixed income portfolios. As of June 30, 2019, SSGA LTD managed approximately $322.76 billion in assets. SSGA LTD's principal business address is 20 Churchill Place, Canary Wharf, London E14 5HJ, United Kingdom.
In accordance with the Sub-Advisory Agreement between the Adviser and SSGA LTD, the Adviser pays SSGA LTD 40% of the advisory fee paid by each of the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF to the Adviser (after deducting payments to the fund service providers and fund expenses). The SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF are not responsible for the fees paid to SSGA LTD.
A discussion regarding the Board's consideration of the Investment Advisory Agreement and Sub-Advisory Agreements is provided in the Funds' Annual Report to Shareholders for the period ended June 30, 2019.

SSGA FM, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day investment activities of the Funds. The sub-advisers are subject to oversight by the Adviser. The Adviser and SPDR Series Trust (the “Trust”) have received an exemptive order from the SEC that permits the Adviser, with the approval of the Independent Trustees of the Trust, to retain and amend existing sub-advisory agreements with unaffiliated investment sub-advisers for the Funds without submitting the sub-advisory agreement to a vote of the Fund's shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. The Adviser has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. The Adviser is not required to disclose fees paid to any unaffiliated sub-adviser retained pursuant to the order. Except with respect to the SPDR Bloomberg Barclays 1-10 Year TIPS ETF and SPDR Portfolio High Yield Bond ETF, approval by a Fund's shareholders is required before any authority granted under the exemptive order may be exercised.
Portfolio Managers.
The Adviser and Sub-Advisers manage the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSGA. Each portfolio management team is overseen by the SSGA Investment Committee.
The professionals primarily responsible for the day-to-day management of each Fund are:
Portfolio Managers	Fund
Todd Bean, Sean Lussier and April Borawski	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
James Kramer, Cynthia Moy and Orhan Imer	SPDR Portfolio TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR FTSE International Government Inflation-Protected Bond ETF
Kyle Kelly, Frank Miethe and Christopher DiStefano	SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Michael Brunell, Kyle Kelly and Christopher DiStefano	SPDR Portfolio Corporate Bond ETF
Joanna Madden, Cynthia Moy and Orhan Imer	SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio Long Term Treasury ETF
James Kramer, Joanna Madden and Orhan Imer	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, SPDR Bloomberg Barclays International Treasury Bond ETF
Marc DiCosimo, Nicholas Fischer and Michael Przygoda	SPDR Portfolio Mortgage Backed Bond ETF, SPDR Portfolio Aggregate Bond ETF
Timothy Ryan and Steven Hlavin	Municipal Bond ETFs
Richard Darby-Dowman, Paul Brown and Peter Spano	SPDR Bloomberg Barclays International Corporate Bond ETF
Abhishek Kumar, Peter Spano, Jonathan Camissar and Robert Golcher	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Michael Brunell and Christopher DiStefano	SPDR Bloomberg Barclays Convertible Securities ETF
Bradley Sullivan, Michael Brunell and Kyle Kelly	SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Portfolio High Yield Bond ETF
Todd Bean, CFA, is a Vice President of SSGA and the Adviser and Head of U.S. Traditional Cash Strategies in the Global Fixed Income, Cash and Currency Team. He began his career at State Street Corporation in 1999, joining the firm as an analyst in the firm's custody and accounting area. Following a period on the cash operations staff, Mr. Bean joined the Cash Management Group as a portfolio manager in 2004. He received Bachelor's degrees in Economics and Government from St. Lawrence University and a Master of Science in Finance from Northeastern University. He has earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.
April Borawski is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Fixed Income, Cash and Currency Team. As a member of the Cash Management Group, she focuses on rates portfolios. Previously, Ms. Borawski worked as a fixed income portfolio specialist where she served as a subject matter expert by providing clients, prospects and consultants with time sensitive information about the investment philosophy, process, and performance of specific global fixed income products. Prior to joining SSGA in 2015, Ms. Borawski was a member of State Street's Professional Development Program, focusing on data and analytics. She received a Bachelor of Science degree in International Business from Northeastern University.
Paul Brown is a Vice President and a Senior Portfolio Manager in the Fixed Income Beta Team at SSGA LTD, having joined the company in 2013. He is responsible for the management of ESG, emerging market hard currency, high yield and credit index fixed income portfolios. Prior to joining SSGA LTD, Mr. Brown worked at JPMorgan Asset Management as a portfolio manager where he focused on high grade multi-currency portfolios for segregated clients and pooled funds, as well as strategies for private high net worth investors. Previously, he was a risk analyst within

JPMorgan Asset Management's Risk Management team focusing primarily on investment risk. Mr. Brown graduated from Loughborough University with a Bachelor of Science (Honors) in Management Sciences. As part of his degree, he completed one year's industrial placement at IBM. He has also obtained the Investment Management Certificate (IMC).
Michael Brunell, CFA, is a Vice President of SSGA and the Adviser and a senior member of the Fixed Income portfolio management team. In his current role as part of the Fixed Income Beta Solutions Group, he heads the credit sector team and is responsible for developing, managing, and supporting various types of funds against a variety of conventional and custom bond index strategies. He was a member of the group that launched the first SPDR fixed income ETFs in 2007 and a long-time manager of SSGA's U.S. high yield and convertible ETF products. Prior to joining the investment team in 2004, Mr. Brunell had been responsible for managing the U.S. Fixed Income Operations Group at SSGA. Previous to that he had been a member of the Mutual Fund Custody division of State Street where he was focused on the accounting and the valuation of various domestic and international equity and bond portfolios. Mr. Brunell earned a Bachelor of Science in Business Administration from Saint Michael's College and a Master of Science in Finance from the Carroll School of Management at Boston College. Additionally he earned the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and CFA Society Boston, Inc.
Jonathan Camissar is a Vice President and a Portfolio Manager in the Fixed Income Beta Team at SSGA LTD. He manages a range of portfolios with a focus on Emerging Markets Debt (EMD) and Credit. He joined SSGA LTD in 2014 as a dedicated member of the Fixed Income Trading Team, where he was responsible for trading across all Fixed Income products for Active and Indexing Portfolios. Prior to joining SSGA LTD, Mr. Camissar built a career working for investment banks, including RBS and Goldman Sachs, and joins the team with a deep understanding of the International Debt Capital Markets. His main expertise and focus resides within EMD and equity-linked derivative products. Mr. Camissar graduated from Leeds Business School with a Bachelor of Arts degree (Hons) in Management in 2005 and is a holder of the Certificate in Investment Management (CISI).
Richard Darby-Dowman is a Vice President and a Portfolio Manager in the Fixed Income Beta Team at SSGA LTD. He is responsible for the management of both government and credit bond portfolios. In addition, he manages synthetic beta ETF solutions. Previously Mr. Darby-Dowman worked as a Portfolio Manager in the Cash Management Team at SSGA. He was responsible for the management of money market funds and securities lending. Prior to this he worked as an operations specialist providing support to the Cash Management Team. Mr. Darby-Dowman graduated from the University of Surrey with a Bachelor of Science (Honors) in Business Computing. He has obtained the Investment Management Certificate (IMC).
Marc DiCosimo, CFA is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group within the Fixed Income, Cash and Currency Team. Prior to joining SSGA in 2013, Mr. DiCosimo worked at Wellington Management as a fixed income portfolio analyst on the Mortgage Backed Securities Team. Mr. DiCosimo has twenty years of fixed income experience working at Loomis Sayles and Saxon Mortgage Capital. Mr. DiCosimo graduated from the University of Richmond with a degree in Accounting. He is a Chartered Financial Analyst (CFA) and is a member of the CFA Institute and CFA Society Boston, Inc. He is a co-chair of the Mortgage Securitization Council of the Association of Institutional Investors.
Christopher DiStefano is a Vice President of SSGA and the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group within the Fixed Income, Cash and Currency Team. He is responsible for managing several funds and ETFs within the convertible bond, investment grade credit, and smart beta sectors and strategies. Prior to his current role, Mr. DiStefano was a member of the Global Graduate Rotational Program at SSGA, a two year cross-functional program engineered to provide candidates with a diverse skill set and a broad perspective. Before joining SSGA in 2010, Mr. DiStefano worked as an engineer within the real estate development and transportation industries. Mr. DiStefano holds a Master of Business Administration from the Carroll School of Management at Boston College, and a Master of Science and Bachelor of Science in Civil Engineering from the University of Illinois and Union College, respectively.
Nicholas Fischer, CFA, is a Principal of SSGA and the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group within the Fixed Income, Cash and Currency Team, where he manages a variety of securitized and custom aggregate bond strategies. Prior to joining SSGA in Boston in 2017, Mr. Fischer worked as a portfolio manager in the Fixed Income Beta Team at SSGA LTD in London, focusing on emerging markets and inflation funds, and was previously part of the synthetic ETF operations team. Mr. Fischer earned a Bachelor of Science in Economics from Loughborough University in 2010. He earned the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of the UK. He also holds the Investment Management Certificate (IMC).
Robert Golcher is a Vice President and the Head of Rates and Aggregates within the Fixed Income Beta Team at SSGA LTD. He joined SSGA LTD in 2013 after eleven years at the Bank of England, where he worked in a variety of roles associated with the management of the UK's Foreign Exchange Reserves. In particular, Mr. Golcher worked on the team responsible for hedging the interest rate and currency risk of bonds held in the Reserves, before working on the team responsible for active management. He first joined SSGA LTD on the Active Global Fixed Income Team, before moving across to the Fixed Income Beta Team in 2015. Mr. Golcher holds a Bachelor of Science in Economics from the University of Nottingham and the Investment Management Certificate (IMC).
Steven M. Hlavin is Managing Director and Portfolio Manager for Nuveen Asset Management. He manages the Nuveen Short Duration High Yield Bond Fund, several national closed end fund and state-specific open end funds and the Tender Option Bond program that deploys inverse floating rate securities in Nuveen Asset Management's closed and open-end funds. Prior to his current position, Mr. Hlavin worked as a senior analyst responsible for the risk management and performance reporting process for Nuveen Asset Management. Mr. Hlavin joined an affiliate of Nuveen Asset Management in 2003. Mr. Hlavin earned a BA in finance and accounting and an MBA in finance from Miami University. He has been a speaker at the Leveraging Performance Attribution Analysis for Fixed Income Investments Conference series.
Orhan Imer, CFA, Ph.D., is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager for LDI & Multi-Sector Strategies within the Global Fixed Income, Cash and Currency Team. In his current role as part of the Fixed Income Beta Solutions Group, he is responsible for managing several fixed income funds and ETFs including Global Rates/Inflation, U.S. Core and Credit portfolios. He is a member of the firm's Technical Committee which oversees all of SSGA's quantitative investment research. Prior to joining SSGA in 2017, Mr. Imer held several roles during his tenure at Columbia Threadneedle Investments. Most recently, he was a senior portfolio manager and Head of LDI and Inflation Solutions with responsibilities for overall Fixed Income Strategy and Solutions for the Multi-Asset team. He was a portfolio manager on a diverse line-up of mutual funds and institutional strategies including Global Rates/Inflation, Real Return, and the firm's flagship Global Macro and Risk Parity strategies. Previously, he worked as a senior quantitative strategist for the Investment Strategies Group at Bank of America/ Merrill Lynch. Before that, he was a senior financial engineer at Algorithmics (now part of IBM). He has also worked as a researcher at General Electric's Global Research and has been a member of the investment community since 2005. Mr. Imer received his Master of Science and Ph.D. degrees in Electrical and Computer Engineering from the University of Illinois at Urbana-Champaign. He earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.
Kyle Kelly, CFA, FRM, is a Vice President of SSGA and the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group where he manages high yield and investment grade credit ETFs and separate accounts. Prior to joining the portfolio management team, he worked as an investment risk management analyst focused on SSGA's fixed income and multi-asset class products. Mr. Kelly graduated from Boston College with a Bachelor of Arts in Communication and Economics. He earned the Chartered Financial Analyst (CFA) designation and the Financial Risk Manager (FRM) designation. He is a member of the CFA Institute, CFA Society Boston, Inc., and the Global Association of Risk Professionals.
James Kramer is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group within the Global Fixed Income, Cash and Currency Team. In his current role, he is responsible for managing global treasuries, inflation and aggregate bond portfolios for ETFs, commingled funds and separately managed accounts. Prior to joining the Global Fixed Income, Cash and Currency Team, Mr. Kramer was the Head of North America Fixed Income Trading. He was responsible for a team of traders that execute all cash bonds and derivative instruments for the Active and Passive Fixed Income Groups. Prior to heading the trading desk, Mr. Kramer was a senior portfolio manager in the Interest Rate Strategies Group at SSGA. His primary responsibilities included the portfolio management of active government and inflation linked strategies. Other responsibilities included directing U.S. interest rate strategies globally for SSGA. Mr. Kramer has a Bachelor of Arts in Economics from Fitchburg State College. He started his career at State Street Bank and Trust Company and has been working in the investment industry since 1993.

Abhishek Kumar, CFA, is a Managing Director and the Sector Head for Emerging Markets Debt within the Fixed Income Beta Team at SSGA LTD. He is the lead portfolio manager for emerging markets debt, managing both hard currency and local currency emerging markets funds, and also works to develop new strategies and solutions for clients in emerging markets debt. He joined SSGA LTD in 2010. Prior to joining the investment management team, Mr. Kumar spent three years at ICICI Bank UK PLC managing global credit portfolios. Mr. Kumar holds a Masters in Management from ESCP Europe Paris, a Post Graduate Diploma in Management (equivalent to a Master of Business Administration) from Indian Institute of Management in Lucknow, India and a Bachelor's degree in Mechanical Engineering from Indian Institute of Technology in Kharagpur, India. He has earned the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society UK and the CFA Institute.
Sean Lussier is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the North America Cash Management Group within the Global Fixed Income, Cash and Currency Team. He has experience in managing registered taxable and tax-exempt money market funds, as well as U.S. and Canada domiciled separately managed cash and securities lending mandates. He has also been a member of the Global Fixed Income Beta Solutions Group and was responsible for the transition and management of several Canadian passive fixed income strategies. Prior to joining SSGA, Mr. Lussier worked as an account manager at State Street Bank and Trust where his primary responsibilities were the custody and accounting operations of the SSGA money market and securities lending collateral accounts. He holds a Bachelor of Science from Massachusetts College of Liberal Arts.
Joanna Madden is a Vice President of SSGA and the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group since 2013. Previously, Ms. Madden was a portfolio manager in the U.S. Cash Management Group responsible for short-term liquidity investments across all the cash and securities lending portfolios managed in Boston. She joined the Boston group in April 2010 after working as a portfolio manager with the London Cash Management Group. Prior to her portfolio management role, she was a product analyst for the London Cash Management Group where she provided analytical and business support. Before joining SSGA in London, Ms. Madden worked as an operations specialist supporting the Boston Cash Management Group. Ms. Madden received a Bachelor of Science in Political Science from Loyola University of Chicago, Illinois.
Frank Miethe, CFA, is a Vice President of SSGA and the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. Mr. Miethe joined SSGA in 2010 and has been part of the portfolio management team since 2013. He is currently responsible for managing several funds and ETFs within the investment grade credit sector. Prior to his role at SSGA, Mr. Miethe worked at State Street Corporation as a fund accountant and a client operations associate. He received his Bachelor's degree from Western New England University and a Master of Business Administration from Suffolk University. He has earned the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and CFA Society Boston, Inc.
Cynthia Moy is a Principal of SSGA and the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. Ms. Moy works in the portfolio management team, where she is responsible for managing government bond strategies. Previously, Ms. Moy was also an analyst in the Government Solutions Team, where she was responsible for credit surveillance of housing finance agency bonds. Ms. Moy's prior roles at State Street include work as an analyst in the Stable Value Team, the Global Structured Products Group, as well as the Mutual Funds Division. Ms. Moy holds a Bachelor of Arts in Quantitative Economics from Tufts University.
Michael Przygoda, CFA, is a Vice President of SSGA and the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group, managing a variety of securitized and custom aggregate bond strategies. Prior to joining the Fixed Income Beta Solutions Group, Mr. Przygoda worked as an MBS Trader and a portfolio analyst in the Government Solutions Team and previously managed the Active Fixed Income Operations Team. Mr. Przygoda received his Bachelor of Arts in Finance from Stonehill College and his Master of Science in Finance from Suffolk University. Mr. Przygoda has earned the Chartered Financial Analyst (CFA) designation and is a member of both CFA Society Boston, Inc. and the CFA Institute.
Timothy T. Ryan, CFA, is a Managing Director and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined an affiliate of Nuveen Asset Management in 2010. Prior to joining Nuveen Asset Management, Mr. Ryan was a principal of SSGA FM and a Vice President of SSGA and responsible for managing the series of the Trust that invest primarily in municipal securities. Prior to joining SSGA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formally Scudder Insurance Asset Management. His clients included nuclear decommissioning trusts, insurance portfolios and corporate cash. Mr. Ryan began working at Deutsche Bank in 1991 as a municipal bond analyst covering high yield, transportation, higher education, general obligation, and money market sectors. He joined Deutsche Bank with 8 years of experience as vice president and investment banker at Mesirow Financial and vice president and financial consultant at Speer Financial. Mr. Ryan has a BS from University of Wisconsin and a Master of Management from JL Kellogg Graduate School of Management Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.
Peter Spano, CFA, is a Managing Director and EMEA Head of Portfolio Management of the Fixed Income Beta Team at SSGA LTD. Mr. Spano joined the firm in 2007. In his role, he is responsible for overseeing a broad range of mandates, including investment grade credit, global rates, high yield, convertible bonds and emerging market debt, delivered through a variety of investment vehicles, including ETFs, mutual funds and separate accounts. Mr. Spano also oversees operational activities for the Fixed Income Beta Team. Prior to commencing his current role, Mr. Spano managed a range of government and credit index fixed income portfolios. In addition he had a significant role in managing synthetic beta ETF solutions for clients. Before joining the investment management team, Mr. Spano worked at the National Bank of Slovakia as a portfolio manager of the official reserves and as a front office specialist at the European Central Bank. Mr. Spano graduated from the University of Economics in Bratislava with a Master of Science in Economics. He has earned the Chartered Financial Analyst (CFA) designation and obtained the Investment Management Certificate (IMC). He is a member of the CFA Society of the UK and the CFA Institute.
Bradley Sullivan, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group within the Global Fixed Income, Cash and Currency Team where he manages corporate credit beta portfolios for ETFs, commingled funds and separately managed accounts. Prior to joining SSGA, Mr. Sullivan was a senior research analyst at State Street Bank and Trust where he covered the healthcare, pharmaceutical, chemicals, retail and power/utilities sectors for the corporate credit and leveraged loan portfolios. Mr. Sullivan joined State Street in 2013 to launch a multibillion dollar leveraged loan fund within the corporate credit team which managed more than $9 billion in committed proprietary capital. Prior to joining State Street, Mr. Sullivan was the assistant portfolio manager in the Leveraged Finance Group for MetLife Investments. The team managed more than $12 billion across leveraged loan and high yield credit portfolios on a total return mandate. Mr. Sullivan joined MetLife Investments in 2007 as a credit research analyst covering the corporate healthcare, technology, and beverage sectors within the Global Fixed Income Research Group. In 2003, Mr. Sullivan received his formal credit training in the Brown Brothers Harriman Banking Analyst Program in Boston on the Medical Technology Team. Mr. Sullivan earned his Bachelor of Science in Accounting and Finance from Tulane University and a Master of Business Administration from the Colgate Darden Graduate School of Business at the University of Virginia. Mr. Sullivan has earned the Chartered Financial Analyst (CFA) designation.
Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of the Funds is available in the SAI.
Administrator, Sub-Administrator, Custodian and Transfer Agent. The Adviser serves as Administrator for each Fund. State Street, part of State Street Corporation, is the Sub-Administrator for each Fund and the Custodian for each Fund's assets, and serves as Transfer Agent to each Fund.
Lending Agent. State Street is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.
Distributor. State Street Global Advisors Funds Distributors, LLC serves as the Funds' distributor (“SSGA FD” or the “Distributor”) pursuant to the Distribution Agreement between SSGA FD and the Trust. The Distributor will not distribute Fund Shares in less than Creation Units, and it does not maintain a secondary market in Fund Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund Shares.
Additional Information. The Board oversees generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds' investment adviser, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase Fund Shares. Neither this Prospectus nor the related SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
Index/Trademark Licenses/Disclaimers
The Index Providers are not affiliated with the Trust, the Adviser, Sub-Advisers, the Funds' Administrator, Sub-Administrator, Custodian, Transfer Agent, SSGA FD or any of their respective affiliates. The Adviser (“Licensee”) has entered into license agreements with the Index Providers pursuant to which the Adviser pays a fee to use their respective Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS® is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively, “Bloomberg”), or Bloomberg's licensors own all proprietary rights in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index, Bloomberg Barclays U.S. Government Inflation-Linked Bond Index, Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index, Bloomberg Barclays 1-5 Year U.S. Treasury Index, Bloomberg Barclays Intermediate U.S. Treasury Index, Bloomberg Barclays Long U.S. Treasury Index, Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index, Bloomberg Barclays U.S. Intermediate Corporate Bond Index, Bloomberg Barclays U.S. Long Term Corporate Bond Index, Bloomberg Barclays US Corporate Bond Index, Bloomberg Barclays U.S. Convertible Liquid Bond Index, Bloomberg Barclays U.S. MBS Index, Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays Municipal Managed Money Index, Bloomberg Barclays Managed Money Municipal Short Term Index, Bloomberg Barclays Municipal Yield Index, Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index, Bloomberg Barclays Global Treasury ex-US Capped Index, Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index, Bloomberg Barclays EM Local Currency Government Diversified Index, Bloomberg Barclays High Yield Very Liquid Index, Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index, Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index, (collectively, the “Bloomberg Barclays Indices”).
The Bloomberg Barclays Indices are licensed for use by State Street Global Advisors (the “Licensee”) and its affiliates with respect to the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Portfolio TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Corporate Bond ETF, SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Portfolio Mortgage Backed Bond ETF, SPDR Portfolio Aggregate Bond ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (the “Products”).
Neither Barclays Bank Plc, Barclays Capital Inc., nor any affiliate (collectively “Barclays”) nor Bloomberg is the issuer or producer of the Products. The only relationship of Bloomberg and Barclays with the Licensee in respect of the Bloomberg Barclays Indices is the licensing of the Bloomberg Barclays Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Licensee or the Products or the owners of the Products. In that capacity, neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Products. Licensee may execute transaction(s) with Barclays on behalf of the Products.
Absent a separate relationship or arrangement with Bloomberg or Barclays, investors neither acquire any interest in the Bloomberg Barclays Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Products. The Products are not sponsored by Bloomberg or Barclays or endorsed, sold or marketed by Bloomberg or Barclays in their capacity as index provider and/or licensor of the Bloomberg Barclays Indices. In that capacity, neither Bloomberg nor Barclays (i) makes any representation or warranty, express or implied, regarding the advisability of investing in the Products or the advisability of investing in securities generally or the ability of the Bloomberg Barclays Indices to track corresponding or relative market performance, (ii) has passed on the legality or suitability of the Products with respect to any person or entity, (iii) is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Products to be issued, (iv) has any obligation to take the needs of the Licensee or the owners of the Products or any other third party into consideration in determining, composing or calculating the Bloomberg Barclays Indices, or (v) has any obligation or liability in connection with administration, marketing or trading of the Products.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Products, investors or other third parties. In addition, the licensing agreement between Licensee and Bloomberg is solely for the benefit of Licensee and Bloomberg and not for the benefit of the owners of the Products, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE LICENSEE, INVESTORS OR OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE PRODUCTS.
None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167, registered office 1 Churchill Place London E14 5HP.
BARCLAYS INFLATION-LINKED BOND INDEX DISCLAIMER. ©Barclays Bank 2004. All rights reserved. The SPDR Portfolio TIPS ETF (“ETF”) is not sponsored, endorsed, sold or promoted by Barclays, the investment banking division of Barclays Bank PLC (“Barclays”). Barclays or one of its affiliated entities may act as an Authorized Participant for the ETF and/or as an initial purchaser of Shares of the ETF. Barclays does not make any representation regarding the advisability of investing in the ETF or the advisability of investing in securities generally. The Index is determined, composed and calculated by Barclays without regard to the Licensee or the ETF. Barclays has no obligation to take the needs of the Licensee or the owners of the ETF into consideration in determining, composing or calculating the Index. Barclays has no obligation or liability in connection with administration, marketing or trading of the ETF.
BARCLAYS SHALL HAVE NO LIABILITY TO LICENSEE OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ETF OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.
None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays. Barclays Bank PLC is registered in England No. 1026167. Registered office: 1 Churchill Place London E14 5HP.

FTSE RUSSELL INDEX. The SPDR FTSE International Government Inflation-Protected Bond ETF has been developed solely by State Street Global Advisors and its affiliates. “FTSE®” is a trademark of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) companies and may be used by any other LSE Group company under license. All rights in the FTSE International Inflation-Linked Securities Select Index (the “FTSE Index”) or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the FTSE Index or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.
ICE BofAML US HIGH YIELD INDEX DISCLAIMER
The SPDR Portfolio High Yield Bond ETF (the “Product”) is not sponsored, endorsed or promoted by ICE Data Indices, LLC, its affiliates or their third party suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the Product or the advisability of investing in the Product, particularly the ability of ICE BofAML US High Yield Index (the “Index”) to track performance of any market or strategy. ICE Data Indices, LLC (“ICE Data”) licenses to SSGA (“Licensee”) certain trademarks and trade names and the Indices or components thereof. The Index is determined, composed and calculated by ICE Data without regard to the Licensee or the Product or their holders. ICE Data has no obligation to take the needs of the Licensee or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. ICE Data may do business in the ordinary course with the Product.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
“ICE” is a trademark of ICE Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
SPDR Trademark. The “SPDR” trademark is used under license from Standard & Poor's Financial Services LLC (“S&P”), a division of S&P Global. No Fund offered by the Trust or its affiliates is sponsored, endorsed, sold or marketed by S&P or its affiliates. S&P makes no representation or warranty, express or implied, to the owners of any Fund or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index on which the Funds are based to track general stock market performance. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Fund Shares. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.
WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Additional Purchase and Sale Information
Each Fund issues and redeems Fund Shares in large blocks of Fund Shares known as Creation Units. The number of Fund Shares required for a Creation Unit is stated in each Fund's “Purchase and Sale of Information” section above. Only an AP may purchase or redeem Creation Units directly with a Fund, in accordance with the procedures described in the SAI. Except when aggregated in Creation Units, Shares are not redeemable by the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form under the authorized participant agreement. The net asset value of a Fund is calculated by State Street and determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.
An AP may purchase a Creation Unit of a Fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash approximating the holdings of the Fund. An AP may redeem a Creation Unit of a Fund on any business day. Redemption proceeds for a Creation Unit will consist of portfolio securities and/or cash. This method is used during both normal and stressed market conditions. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. When purchasing or redeeming Creation Units, APs are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.
Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within two or three days after the AP's redemption request is received, in accordance with the process set forth in the Funds' SAI and in the agreement between the AP and the Distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, as permitted by the 1940 Act, and, in certain circumstances, up to fifteen days with respect to foreign securities as permitted by an SEC exemptive order.
Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated for each Fund other than the SPDR Bloomberg 1-3 Month T-Bill ETF once daily as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. With respect to the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, the Fund's net asset value is calculated twice daily on each day the NYSE is open at the following times: (i) 12:00 p.m. Eastern time; and (ii) at the close of the regular trading session on the NYSE. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the calculated net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the relevant Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods. Information showing the number of days the market price of Fund Shares was greater than the relevant Fund's net asset value and the number of days it was less than the relevant Fund's net asset value (i.e., premium or discount) for various time periods is available by visiting the Funds' website at https://www.spdrs.com.
The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to each Fund. The IOPV calculations are estimates of the value of each Fund's net asset value per Fund Share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Fund Share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Fund's actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Fund expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities' local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market's close. Therefore, the IOPV may not reflect the best possible valuation of a Fund's current portfolio. Neither the Funds nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.
The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund's investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of shares known as Creation Units, available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund's shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders.
Distributions
Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of the applicable Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”
Each Fund may earn interest from debt securities and, if participating, securities lending income. In addition, the SPDR Bloomberg Barclays Convertible Securities ETF may earn dividend income from preferred securities. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund will generally realize short-term capital gains or losses whenever it sells or exchanges assets held for one year or less. Net short-term capital gains will generally be treated as ordinary income when distributed to shareholders. Each Fund will generally realize long-term capital gains or losses whenever it sells or exchanges assets held for more than one year. Net capital gains (the excess of a Fund's net long-term capital gains over its net short-term capital losses) are distributed to shareholders as “capital gain distributions.”
Income dividend distributions, if any, are generally distributed to shareholders monthly, but may vary significantly from period to period.
Net capital gains for each Fund are distributed at least annually. Dividends may be declared and paid more frequently or at any other time to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).
Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. Distributions which are reinvested will nevertheless be taxable to the same extent as if such distributions had not been reinvested.
Portfolio Holdings Disclosure
The Funds' portfolio holdings disclosure policy is described in the SAI. In addition, the identities and quantities of the securities held by each Fund are disclosed on the Funds' website.
Additional Tax Information
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.
Taxes On Distributions (Municipal Bond ETFs only). Dividends paid by a Municipal Bond ETF that are reported as exempt-interest dividends will not be subject to regular federal income tax. Each Municipal Bond ETF intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from regular U.S. federal income tax, although distributions from Municipal Bond ETFs may be subject to the federal alternative minimum tax and will not necessarily be exempt from state and local taxation. Dividends paid by a Municipal Bond ETF will be exempt from regular federal income tax to the extent of such Fund's net tax-exempt interest income as long as 50% or more of the value of such Fund's assets at the end of each quarter is invested in state, municipal and other bonds the interest on which is excluded from gross income for federal income tax purposes and as long as such Fund reports such dividends as exempt-interest dividends. Each Municipal Bond ETF, however, is able to invest up to 20% of its net assets in taxable securities, the income from which is subject to regular federal income tax.
Because a Municipal Bond ETF may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are “substantial users” of the facilities financed by such bonds or “related persons” of such “substantial users,” a Municipal Bond ETF may not be an appropriate investment for shareholders who are considered either a “substantial user” or “related person” within the meaning of the Code. In addition, interest on certain municipal securities that meet the definition of private activity bonds under the Code is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent a Municipal Bond ETF receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. Each Municipal Bond ETF will annually supply shareholders with a report indicating the percentage of its income attributable to municipal securities required to be included in calculating the federal alternative minimum tax.
Exempt-interest dividends from a Municipal Bond ETF are taken into account in determining the taxable portion of any Social Security or railroad retirement benefits that you receive. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in a Municipal Bond ETF may affect the taxation of your benefits.
Exempt-interest dividends attributable to interest on municipal securities issued by a state or its political subdivisions may be exempt in the hands of a shareholder from income tax imposed by that state, but exempt-interest dividends attributable to interest on municipal securities issued by another state generally will not be exempt from such income tax.
All Funds. In general, your distributions (other than exempt-interest dividends) are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The income dividends and short-term capital gains distributions you receive from the Funds will generally be taxed as ordinary income. Subject to certain limitations, dividends that are reported by a Fund as qualified dividend income are taxable to noncorporate shareholders at rates of up to 20%. Any distributions of a Fund's net capital gains are taxable as long-term capital gain regardless of how long you have owned Fund Shares. Long-term capital gains are generally taxed to noncorporate shareholders at rates of up to 20%. Although the Municipal Bond ETFs do not seek to realize taxable income or capital gains, they may realize and distribute taxable income or capital gains from time to time as a result of their normal investment activities. Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the applicable Fund's shares, and, in general, as capital gain thereafter.
In general, dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by a Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to your ownership of Fund Shares. Holding periods may be suspended for these purposes for stock that is hedged. SPDR Bloomberg Barclays Convertible Securities ETF may hold common stock or preferred securities. Thus, SPDR Bloomberg Barclays Convertible Securities ETF may report a portion of its distributions as qualified dividend income. Since the other Funds primarily hold investments that do not pay dividends, it is not expected that a substantial portion of the dividends paid by those other Funds will qualify for either the dividends-received deduction for corporations or the favorable income tax rates available to individuals on qualified dividend income. Additionally, dividends paid on fund shares on loan will not be treated as qualified dividend income.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized upon the sale of Fund Shares) but does not include exempt-interest dividends paid by Municipal Bond ETFs. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends and capital gain distributions (but not exempt-interest dividends paid by Municipal Bond ETFs), and certain gains from the disposition of Fund Shares (among other categories of income), are generally taken into account in computing a shareholder's net investment income.
If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the Fund Shares are held by the borrower) as qualified dividend income. You should consult your financial intermediary or tax advisor to discuss your particular circumstances.
Distributions paid in January, but declared by a Fund in October, November or December of the previous year, payable to shareholders of record in such a month, may be taxable to you in the calendar year in which they were declared. The Funds will inform you of the amount of your ordinary income dividends, capital gain distributions and any qualified dividend income shortly after the close of each calendar year.
A distribution will reduce a Fund's net asset value per Fund Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.
Original Issue Discount. Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the “original issue discount” or “OID”) each year that the securities are held, even though the Fund may receive no cash interest payments or may receive cash interest payments that are less than the income recognized for tax purposes. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of a Fund, a Fund may recognize income without receiving a commensurate amount of cash. A Fund‘s share of such income is included in determining the amount that the Fund must distribute to maintain its eligibility for treatment as a regulated investment company and to avoid the payment of federal tax, including the nondeductible 4% excise tax. Because any income required to be recognized as a result of the OID and/or market discount rules (discussed below) may not be matched by a corresponding cash payment, the Fund may be required to borrow money or dispose of securities to be able to make distributions to its shareholders in order to qualify for treatment as a regulated investment company and eliminate taxes at the Fund level.
Inflation-Indexed Bonds. Special rules apply if a Fund holds inflation-indexed bonds. Generally, all stated interest on inflation-indexed bonds is taken into income by a Fund under its regular method of accounting for interest income. The amount of any positive inflation adjustment for a taxable year, which results from an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The amount of a Fund's OID in a taxable year with respect to a bond will increase the Fund's taxable income for such year without a corresponding receipt of cash until the bond matures. As a result, a Fund may need to use other sources of cash to satisfy its distribution requirements for such year. The amount of any negative inflation adjustments, which result from a decrease in the inflation-adjusted principal amount of the bond, first reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includible in a Fund's income with respect to the bond for the taxable year; any remaining negative adjustments will be either treated as ordinary loss or, in certain circumstances, carried forward to reduce the amount of interest income taken into account with respect to the bond in future taxable years.
Market Discount (For Securities Other Than Municipal Securities). Any market discount recognized on a market discount bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or below adjusted issue price if the bond was issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, the gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount. Where the income required to be recognized as a result of the market discount rules is not matched by a corresponding cash receipt by the Fund, the Fund may be required to borrow money or dispose of securities to enable the Fund to make distributions to its shareholders in order to qualify for treatment as a regulated investment company and eliminate taxes at the Fund level, potentially resulting in additional taxable gain or loss to the Fund.
Market Discount (Municipal Securities). If a Municipal Bond ETF purchases a municipal security at a market discount, any gain realized by the Municipal Bond ETF upon sale or redemption of the municipal security will be treated as taxable interest income to the extent of the market discount, and any gain realized in excess of the market discount will be treated as capital gains.
Derivatives and Other Complex Securities. A Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
Foreign Currency Transactions. A Fund's transactions in foreign currencies, foreign currency denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the close of its taxable year consist of certain foreign stocks or securities, the Fund may elect to “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. If a Fund in which you hold Fund Shares makes such an election, you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not so elect, the Fund will be entitled to claim a deduction for certain foreign taxes incurred by the Fund. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund Shares could be reduced or any foreign tax credits or deductions passed through to shareholders in respect of the Fund's foreign taxes for the current year could be reduced.
Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if Fund Shares have been held for more than one year and as short-term capital gain or loss if Fund Shares have been held for one year or less, except that any capital loss on the sale of Fund Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund Shares.
Taxes on Creations and Redemptions of Creation Units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered plus any cash paid for the Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the applicable Fund Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the applicable Fund Shares (or securities surrendered) have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.
The Trust on behalf of each Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Fund Shares so ordered, own 80% or more of the outstanding shares of the applicable Fund and if, pursuant to Section 351 of the Code, the applicable Fund would have a basis in the securities different from the market value of the securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.  If the Trust does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Fund Shares so ordered, own 80% or more of the outstanding shares of the applicable Fund, the purchaser (or group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
If a Fund redeems Creation Units in cash, it may bear additional costs and recognize more capital gains than it would if it redeems Creation Units in-kind.
Certain Tax-Exempt Investors. A Fund, if investing in certain limited real estate investments and other publicly traded partnerships, may be required to pass through certain “excess inclusion income” and other income as “unrelated business taxable income” (“UBTI”). Prior to investing in a Fund, tax-exempt investors sensitive to UBTI should consult their tax advisors regarding this issue and IRS pronouncements addressing the treatment of such income in the hands of such investors.
Non-U.S. Investors. Ordinary income dividends paid by a Fund to shareholders who are non-resident aliens or foreign entities will generally be subject to a 30% U.S. withholding tax (other than distributions reported by the Fund as interest-related dividends and short-term capital gain dividends), unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. In general, a Fund may report interest-related dividends to the extent of its net income derived from U.S. source interest and a Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Gains on the sale of Fund Shares and dividends that are, in each case, effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. Non-U.S. shareholders that own, directly or indirectly, more than 5% of a Fund's shares are urged to consult their own tax advisors concerning special tax rules that may apply to their investment.
Unless certain non-U.S. entities that hold Fund Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.
Backup Withholding. A Fund will be required in certain cases to withhold (as “backup withholding”) on amounts (including exempt-interest dividends) payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Other Tax Issues. A Fund may be subject to tax in certain states where the Fund does business (or is treated as doing business as a result of its investments). Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.
The foregoing discussion summarizes some of the consequences under current federal income tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

General Information
The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Fund Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.
Management and Organization
Each Fund is a separate, non-diversified series of the Trust, which is an open-end registered management investment company.
For purposes of the 1940 Act, Fund Shares are issued by the respective series of the Trust and the acquisition of Fund Shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.
The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.
Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. Ernst & Young LLP serves as the independent registered public accounting firm and will audit the Funds' financial statements annually.
Premium/Discount Information
Information showing the number of days the market price of a Fund's shares was greater than a Fund's NAV per Fund Share (i.e., at a premium) and the number of days it was less than the Fund's NAV per Fund Share (i.e., at a discount) for various time periods is available by visiting the Funds' website at https://www.spdrs.com.
Financial Highlights
These financial highlight tables are intended to help you understand each Fund's  financial performance for the past five fiscal years or, if shorter, the period since each Fund's inception. Certain information reflects the performance results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the annual report to shareholders, which is available upon request. Any references to Notes in these financial highlight tables refer to the “Notes to Financial Statements” section of each Fund's financial statements, and the financial information included in these tables should be read in conjunction with the financial statements incorporated by reference in the SAI.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 91.57	$ 91.48	$ 91.42	$ 91.42	$ 91.52
Income (loss) from investment operations:
Net investment income (loss) (b)	1.97	1.15	0.28	0.00(c)	(0.10)
Net realized and unrealized gain (loss) (d)	(0.05)	(0.10)	(0.00)(c)	0.08	0.08
Total from investment operations	1.92	1.05	0.28	0.08	(0.02)
Net equalization credits and charges (b)	—	—	(0.00)(c)	(0.08)	(0.08)
Contribution from Adviser (Note 3)	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.89)	(0.96)	(0.22)	—	—
Net asset value, end of period	$ 91.60	$ 91.57	$ 91.48	$ 91.42	$ 91.42
Total return (e)	2.13%	1.16%	0.31%	0.01%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,306,387	$3,364,553	$1,651,104	$1,883,265	$1,403,188
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	2.15%	1.26%	0.30%	0.01%	(0.12)%
Portfolio turnover rate (f)	635%	625%	620%	685%	620%

(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 55.52	$ 56.18	$ 58.09	$ 55.87	$ 57.38
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	1.50	1.27	0.68	(0.07)
Net realized and unrealized gain (loss) (b)	1.39	(0.23)	(1.73)	1.80	(0.94)
Total from investment operations	2.69	1.27	(0.46)	2.48	(1.01)
Net equalization credits and charges (a)	(0.12)	(0.11)	(0.00)(c)	(0.02)	(0.04)
Other capital (a)	0.00(c)	—	(0.00)(c)	—	—
Distributions to shareholders from:
Net investment income	(1.50)	(1.82)	(1.45)	(0.24)	(0.46)
Net asset value, end of period	$ 56.59	$ 55.52	$ 56.18	$ 58.09	$ 55.87
Total return (d)	4.74%	2.10%	(0.82)%	4.42%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,646,827	$1,243,695	$921,344	$691,343	$653,662
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.17%
Net investment income (loss)	2.38%	2.69%	2.22%	1.21%	(0.12)%
Portfolio turnover rate (e)	14%	15%	18%	17%	18%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 19.27	$ 19.46	$ 19.89	$ 19.29	$ 19.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.53	0.38	0.19	(0.06)
Net realized and unrealized gain (loss) (b)	0.43	(0.21)	(0.47)	0.47	(0.11)
Total from investment operations	0.87	0.32	(0.09)	0.66	(0.17)
Net equalization credits and charges (a)	(0.01)	(0.07)	0.01	(0.05)	(0.25)
Distributions to shareholders from:
Net investment income	(0.54)	(0.44)	(0.35)	(0.01)	(0.22)
Net asset value, end of period	$ 19.59	$ 19.27	$ 19.46	$ 19.89	$ 19.29
Total return (c)	4.57%	1.31%	(0.41)%	3.16%	(2.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$340,829	$258,195	$114,802	$23,867	$19,293
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.32%	2.73%	1.94%	0.96%	(0.32)%
Portfolio turnover rate (d)	20%	21%	22%	23%	28%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 29.55	$ 30.15	$ 30.65	$ 30.23	$ 30.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	0.50	0.30	0.28	0.23
Net realized and unrealized gain (loss) (b)	0.42	(0.69)	(0.50)	0.42	0.12
Total from investment operations	1.13	(0.19)	(0.20)	0.70	0.35
Net equalization credits and charges (a)	0.02	0.02	0.00(c)	0.00(c)	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.70)	(0.43)	(0.30)	(0.28)	(0.22)
Net realized gains	—	—	—	(0.00)(c)	(0.00)(c)
Total distributions	(0.70)	(0.43)	(0.30)	(0.28)	(0.22)
Net asset value, end of period	$ 30.00	$ 29.55	$ 30.15	$ 30.65	$ 30.23
Total return (d)	3.97%	(0.57)%	(0.67)%	2.33%	1.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,320,125	$487,514	$138,690	$91,957	$54,413
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.10%	0.10%	0.11%
Net investment income (loss)	2.39%	1.67%	1.00%	0.93%	0.76%
Portfolio turnover rate (e)	52%	96%	33%	40%	35%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 58.70	$ 60.04	$ 61.66	$ 60.06	$ 59.72
Income (loss) from investment operations:
Net investment income (loss) (a)	1.32	0.98	0.76	0.75	0.68
Net realized and unrealized gain (loss) (b)	3.14	(1.40)	(1.63)	1.58	0.31
Total from investment operations	4.46	(0.42)	(0.87)	2.33	0.99
Net equalization credits and charges (a)	(0.00)(c)	0.02	0.00(c)	0.01	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.34)	(0.94)	(0.75)	(0.74)	(0.67)
Total distributions	(1.34)	(0.94)	(0.75)	(0.74)	(0.67)
Net asset value, end of period	$ 61.82	$ 58.70	$ 60.04	$ 61.66	$ 60.06
Total return (d)	7.73%	(0.67)%	(1.42)%	3.92%	1.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,706,199	$581,140	$444,299	$437,789	$294,311
Ratios to average net assets:
Total expenses	0.09%	0.10%	0.10%	0.10%	0.12%
Net investment income (loss)	2.22%	1.65%	1.26%	1.24%	1.13%
Portfolio turnover rate (e)	24%	61%	25%	33%	27%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 35.05	$ 36.05	$ 39.83	$ 34.28	$ 33.16
Income (loss) from investment operations:
Net investment income (loss) (b)	0.98	0.94	0.88	0.90	0.94
Net realized and unrealized gain (loss) (c)	3.17	(1.03)	(3.80)	5.52	1.11
Total from investment operations	4.15	(0.09)	(2.92)	6.42	2.05
Net equalization credits and charges (b)	0.02	0.02	0.02	0.04	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)
Distributions to shareholders from:
Net investment income	(0.98)	(0.93)	(0.88)	(0.91)	(0.95)
Net asset value, end of period	$ 38.24	$ 35.05	$ 36.05	$ 39.83	$ 34.28
Total return (e)	12.24%	(0.18)%	(7.31)%	19.14%	6.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,378,826	$977,789	$555,074	$446,122	$164,531
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.10%	0.10%	0.11%
Net investment income (loss)	2.79%	2.66%	2.39%	2.46%	2.60%
Portfolio turnover rate (f)	12%	9%	10%	22%	18%

(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.16	$ 30.62	$ 30.76	$ 30.58	$ 30.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	0.63	0.53	0.48	0.39
Net realized and unrealized gain (loss) (b)	0.58	(0.49)	(0.14)	0.17	(0.16)
Total from investment operations	1.43	0.14	0.39	0.65	0.23
Net equalization credits and charges (a)	0.01	0.01	(0.01)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	(0.00)(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.83)	(0.61)	(0.52)	(0.47)	(0.38)
Net realized gains	—	—	—	—	(0.03)
Total distributions	(0.83)	(0.61)	(0.52)	(0.47)	(0.41)
Net asset value, end of period	$ 30.77	$ 30.16	$ 30.62	$ 30.76	$ 30.58
Total return (d)	4.83%	0.50%	1.25%	2.17%	0.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,263,916	$4,295,414	$2,982,413	$3,965,398	$3,962,876
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.12%	0.12%	0.12%
Net investment income (loss)	2.80%	2.08%	1.72%	1.56%	1.27%
Portfolio turnover rate (e)	46%	56%	67%	56%	46%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 33.26	$ 34.38	$ 34.73	$ 33.90	$ 34.34
Income (loss) from investment operations:
Net investment income (loss) (a)	1.10	0.96	0.91	0.91	0.89
Net realized and unrealized gain (loss) (b)	1.62	(1.14)	(0.37)	0.81	(0.45)
Total from investment operations	2.72	(0.18)	0.54	1.72	0.44
Net equalization credits and charges (a)	0.02	0.01	0.02	0.02	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.09)	(0.95)	(0.91)	(0.91)	(0.90)
Net realized gains	—	—	—	(0.00)(c)	—
Total distributions	(1.09)	(0.95)	(0.91)	(0.91)	(0.90)
Net asset value, end of period	$ 34.91	$ 33.26	$ 34.38	$ 34.73	$ 33.90
Total return (d)	8.45%	(0.51)%	1.65%	5.23%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,786,803	$3,306,326	$2,090,046	$1,343,962	$752,581
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.12%	0.12%	0.14%
Net investment income (loss)	3.29%	2.85%	2.65%	2.70%	2.61%
Portfolio turnover rate (e)	24%	30%	33%	26%	13%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 26.15	$ 27.73	$ 27.95	$ 25.59	$ 26.97
Income (loss) from investment operations:
Net investment income (loss) (b)	1.16	1.15	1.15	1.18	1.17
Net realized and unrealized gain (loss) (c)	2.54	(1.58)	(0.23)	2.40	(1.46)
Total from investment operations	3.70	(0.43)	0.92	3.58	(0.29)
Net equalization credits and charges (b)	0.03	(0.00)(d)	0.01	(0.05)	0.03
Other capital (b)	0.01	0.00(d)	0.00(d)	0.01	0.05
Distributions to shareholders from:
Net investment income	(1.16)	(1.15)	(1.15)	(1.18)	(1.17)
Net asset value, end of period	$ 28.73	$ 26.15	$ 27.73	$ 27.95	$ 25.59
Total return (e)	14.81%	(1.67)%	3.50%	14.31%	(0.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$642,007	$330,826	$232,916	$150,896	$337,777
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.12%	0.12%	0.14%
Net investment income (loss)	4.41%	4.19%	4.22%	4.58%	4.29%
Portfolio turnover rate (f)	18%	21%	20%	14%	10%

(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.99	$ 32.25	$ 32.57	$ 31.53	$ 32.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	1.03	0.99	0.97	0.96
Net realized and unrealized gain (loss) (b)	1.93	(1.25)	(0.33)	1.04	(0.88)
Total from investment operations	3.12	(0.22)	0.66	2.01	0.08
Net equalization credits and charges (a)	0.07	(0.01)	0.01	0.00(c)	0.01
Other capital (a)	0.01	—	0.00(c)	0.00(c)	0.14
Distributions to shareholders from:
Net investment income	(1.17)	(1.03)	(0.99)	(0.97)	(0.98)
Total distributions	(1.17)	(1.03)	(0.99)	(0.97)	(0.98)
Net asset value, end of period	$ 33.02	$ 30.99	$ 32.25	$ 32.57	$ 31.53
Total return (d)	10.61%	(0.76)%	2.11%	6.56%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,285	$15,496	$29,029	$26,060	$25,220
Ratios to average net assets:
Total expenses	0.06%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	3.81%	3.23%	3.09%	3.09%	2.98%
Portfolio turnover rate (e)	29%	41%	36%	20%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 53.09	$ 49.53	$ 43.78	$ 47.44	$ 50.30
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.30)	0.23	0.98	0.82	0.37
Net realized and unrealized gain (loss) (b)	2.88	5.40	7.17	(1.38)	0.22
Total from investment operations	2.58	5.63	8.15	(0.56)	0.59
Net equalization credits and charges (a)	0.04	0.01	(0.33)	0.34	(0.05)
Other capital (a)	0.00(c)	0.00(c)	0.02	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(2.78)	(2.08)	(2.09)	(2.32)	(2.12)
Net realized gains	—	—	—	(1.12)	(1.29)
Total distributions	(2.78)	(2.08)	(2.09)	(3.44)	(3.41)
Net asset value, end of period	$ 52.93	$ 53.09	$ 49.53	$ 43.78	$ 47.44
Total return (d)	5.51%	11.62%	18.34%	(0.13)%	1.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,858,397	$4,475,889	$3,873,400	$2,197,606	$3,045,439
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	(0.58)%	0.44%	2.12%	1.84%	0.75%
Portfolio turnover rate (e)	36%	40%	32%	30%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 25.43	$ 26.27	$ 27.18	$ 26.93	$ 27.41
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	0.64	0.54	0.82	0.79
Net realized and unrealized gain (loss) (b)	0.76	(0.67)	(0.68)	0.23	(0.22)
Total from investment operations	1.51	(0.03)	(0.14)	1.05	0.57
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.01	0.02	(0.01)
Other capital (a)	0.02	0.01	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.87)	(0.82)	(0.79)	(0.79)	(0.77)
Net realized gains	—	—	—	—	(0.27)
Return of Capital	—	—	—	(0.04)	—
Total distributions	(0.87)	(0.82)	(0.79)	(0.83)	(1.04)
Net asset value, end of period	$ 26.09	$ 25.43	$ 26.27	$ 27.18	$ 26.93
Total return (d)	6.21%	(0.07)%	(0.44)%	4.08%	2.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$224,402	$228,860	$225,933	$225,585	$150,787
Ratios to average net assets:
Total expenses	0.06%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.05%	0.18%	0.18%	0.16%	0.20%
Net investment income (loss)	2.96%	2.47%	2.03%	3.05%	2.88%
Portfolio turnover rate (e)	245%	175%	323%	356%	221%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 27.88	$ 28.80	$ 29.69	$ 28.75	$ 28.95
Income (loss) from investment operations:
Net investment income (loss) (b)	0.85	0.76	0.67	0.75	0.72
Net realized and unrealized gain (loss) (c)	1.28	(0.95)	(0.80)	0.92	(0.22)
Total from investment operations	2.13	(0.19)	(0.13)	1.67	0.50
Net equalization credits and charges (b)	0.01	0.04	(0.01)	0.01	0.01
Other capital (b)	0.00(d)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.86)	(0.78)	(0.76)	(0.75)	(0.72)
Net asset value, end of period	$ 29.16	$ 27.88	$ 28.80	$ 29.69	$ 28.75
Total return (e)	7.88%	(0.52)%	(0.40)%	5.97%	1.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,076,733	$2,994,010	$1,077,191	$1,377,335	$988,792
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.08%	0.08%	0.14%
Net expenses	0.04%	0.05%	0.08%	0.07%	0.11%
Net investment income (loss)	3.02%	2.67%	2.31%	2.58%	2.48%
Portfolio turnover rate (f)	82%	150%	46%	105%	69%

(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 48.11	$ 48.77	$ 50.59	$ 47.52	$ 47.44
Income (loss) from investment operations:
Net investment income (loss) (b)	1.10	1.06	1.05	1.09	1.14
Net realized and unrealized gain (loss) (c)	2.13	(0.67)	(1.75)	3.11	0.06
Total from investment operations	3.23	0.39	(0.70)	4.20	1.20
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.02	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.10)	(1.06)	(1.04)	(1.10)	(1.14)
Net realized gains	—	—	(0.09)	(0.05)	—
Total distributions	(1.10)	(1.06)	(1.13)	(1.15)	(1.14)
Net asset value, end of period	$ 50.24	$ 48.11	$ 48.77	$ 50.59	$ 47.52
Total return (e)	6.82%	0.81%	(1.34)%	9.02%	2.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,926,367	$2,696,593	$2,411,847	$1,950,478	$1,304,277
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.27%	2.19%	2.15%	2.23%	2.37%
Portfolio turnover rate (f)	22%	20%	23%	21%	20%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 47.98	$ 48.54	$ 49.07	$ 48.50	$ 48.72
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	0.54	0.49	0.46	0.44
Net realized and unrealized gain (loss) (c)	0.94	(0.57)	(0.52)	0.57	(0.22)
Total from investment operations	1.59	(0.03)	(0.03)	1.03	0.22
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.64)	(0.53)	(0.48)	(0.46)	(0.44)
Net realized gains	—	—	(0.02)	—	(0.00)(d)
Total distributions	(0.64)	(0.53)	(0.50)	(0.46)	(0.44)
Net asset value, end of period	$ 48.93	$ 47.98	$ 48.54	$ 49.07	$ 48.50
Total return (e)	3.34%	(0.06)%	(0.04)%	2.13%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,613,514	$3,654,095	$3,458,648	$2,966,297	$2,609,387
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.36%	1.11%	1.01%	0.94%	0.91%
Portfolio turnover rate (f)	35%	27%	32%	23%	23%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 56.55	$ 57.25	$ 59.80	$ 56.21	$ 56.28
Income (loss) from investment operations:
Net investment income (loss) (a)	2.45	2.29	2.20	2.56	2.62
Net realized and unrealized gain (loss) (b)	1.71	(0.87)	(2.62)	3.53	(0.17)
Total from investment operations	4.16	1.42	(0.42)	6.09	2.45
Net equalization credits and charges (a)	0.05	(0.01)	0.01	0.04	0.03
Other capital (a)	0.01	0.00(c)	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(2.33)	(2.11)	(2.17)	(2.55)	(2.56)
Total distributions	(2.33)	(2.11)	(2.17)	(2.55)	(2.56)
Net asset value, end of period	$ 58.44	$ 56.55	$ 57.25	$ 59.80	$ 56.21
Total return (d)	7.70%	2.53%	(0.60)%	11.23%	4.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$824,048	$531,542	$606,878	$490,343	$382,259
Ratios to average net assets:
Total expenses	0.37%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.37%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.33%	4.06%	3.82%	4.48%	4.58%
Portfolio turnover rate (e)	18%	19%	11%	23%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes in-kind security transactions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 54.63	$ 55.75	$ 55.13	$ 54.61	$ 62.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.92	1.73	1.86	1.39	1.36
Net realized and unrealized gain (loss) (b)	0.57	(1.11)	(0.65)	(0.37)	(8.43)
Total from investment operations	2.49	0.62	1.21	1.02	(7.07)
Contribution from Affiliate (Note 3)	—	0.00(c)	—	—	—
Other capital (a)	0.03	0.11	0.07	0.08	0.10
Distributions to shareholders from:
Net investment income	—	(1.18)	—	(0.05)	(0.43)
Net realized gains	—	(0.47)	(0.66)	(0.53)	(0.27)
Return of Capital	(1.84)	(0.20)	—	—	—
Total distributions	(1.84)	(1.85)	(0.66)	(0.58)	(0.70)
Net asset value, end of period	$ 55.31	$ 54.63	$ 55.75	$ 55.13	$ 54.61
Total return (d)	4.78%	1.21%	2.39%	2.12%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$475,714	$568,158	$496,236	$617,443	$769,996
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.60%	3.02%	3.39%	2.63%	2.35%
Portfolio turnover rate (e)	37%	32%	42%	52%	36%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 31.38	$ 31.23	$ 31.48	$ 30.71	$ 36.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.00(b)	0.03	0.17	0.19
Net realized and unrealized gain (loss) (c)	(0.10)	0.28	(0.42)	0.59	(5.91)
Total from investment operations	0.06	0.28	(0.39)	0.76	(5.72)
Net equalization credits and charges (a)	—	—	—	—	(0.01)
Voluntary contribution from Adviser	—	—	0.18	—	—
Other capital (a)	0.00(b)	0.01	0.00(b)	0.03	0.02
Distributions to shareholders from:
Net investment income	(0.33)	(0.14)	—	—	(0.01)
Net realized gains	—	—	(0.04)	(0.02)	(0.05)
Return of Capital	(0.06)	—	—	—	—
Total distributions	(0.39)	(0.14)	(0.04)	(0.02)	(0.06)
Net asset value, end of period	$ 31.05	$ 31.38	$ 31.23	$ 31.48	$ 30.71
Total return (d)	0.21%	0.90%	(0.66)%(e)	2.56%	(15.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$298,118	$332,582	$196,749	$182,560	$199,591
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.51%	0.01%	0.11%	0.55%	0.59%
Portfolio turnover rate (f)	66%	63%	74%	85%	83%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 27.88	$ 27.56	$ 28.60	$ 26.08	$ 30.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.31	0.46	0.50	0.46
Net realized and unrealized gain (loss) (c)	0.92	0.24	(1.51)	2.01	(4.37)
Total from investment operations	1.31	0.55	(1.05)	2.51	(3.91)
Net equalization credits and charges (b)	—	—	—	—	(0.02)
Other capital (b)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.33)	(0.24)	—	—	(0.18)
Net realized gains	—	—	—	—	(0.16)
Total distributions	(0.33)	(0.24)	—	—	(0.34)
Net asset value, end of period	$ 28.87	$ 27.88	$ 27.56	$ 28.60	$ 26.08
Total return (d)	4.78%	2.02%	(3.61)%	9.67%	(13.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,122,866	$1,519,631	$1,568,418	$1,675,762	$1,449,792
Ratios to average net assets:
Total expenses	0.38%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.42%	1.09%	1.46%	1.86%	1.62%
Portfolio turnover rate (e)	18%	29%	25%	24%	19%

(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 33.87	$ 33.17	$ 32.44	$ 31.34	$ 37.68
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.25	0.42	0.57	0.49
Net realized and unrealized gain (loss) (b)	0.23	0.63	0.30	0.53	(6.50)
Total from investment operations	0.52	0.88	0.72	1.10	(6.01)
Other capital (a)	0.00(c)	0.04	0.01	(0.00)(c)	0.01
Distributions to shareholders from:
Net investment income	—	(0.22)	—	(0.00)(c)	(0.33)
Net realized gains	—	—	(0.00)(c)	—	(0.01)
Return of Capital	(0.24)	—	—	—	—
Total distributions	(0.24)	(0.22)	(0.00)(c)	(0.00)(c)	(0.34)
Net asset value, end of period	$ 34.15	$ 33.87	$ 33.17	$ 32.44	$ 31.34
Total return (d)	1.59%	2.71%	2.26%	3.54%	(16.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,358	$230,286	$149,286	$139,508	$191,155
Ratios to average net assets:
Total expenses	0.51%	0.50%	0.50%	0.50%	0.54%
Net investment income (loss)	0.88%	0.72%	1.30%	1.80%	1.43%
Portfolio turnover rate (e)	16%	23%	14%	19%	28%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 27.08	$ 28.99	$ 27.74	$ 27.08	$ 31.25
Income (loss) from investment operations:
Net investment income (loss) (a)	1.51	1.41	1.38	1.47	1.43
Net realized and unrealized gain (loss) (b)	0.45	(2.28)	(0.18)	(0.90)	(5.64)
Total from investment operations	1.96	(0.87)	1.20	0.57	(4.21)
Contribution from Affiliate	0.01	—	—	—	—
Other capital (a)	0.02	0.06	0.05	0.09	0.04
Distributions to shareholders from:
Net investment income	(0.79)	(0.67)	—	—	—
Return of Capital	(0.52)	(0.43)	—	—	—
Total distributions	(1.31)	(1.10)	—	—	—
Net asset value, end of period	$ 27.76	$ 27.08	$ 28.99	$ 27.74	$ 27.08
Total return (c)	7.70%(d)	(3.03)%	4.49%	2.44%	(13.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$810,738	$519,933	$130,438	$205,272	$97,487
Ratios to average net assets:
Total expenses	0.39%	0.41%	0.47%	0.50%	0.500%
Net expenses	0.38%	0.41%	0.46%	0.50%	0.50%
Net investment income (loss)	5.68%	4.81%	4.95%	5.67%	4.94%
Portfolio turnover rate (e)	43%	83%	42%	44%	35%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 106.80	$ 111.30	$ 105.84	$ 115.02	$ 124.89
Income (loss) from investment operations:
Net investment income (loss) (b)	6.08	5.85	6.54	6.66	6.78
Net realized and unrealized gain (loss) (c)	1.84	(4.53)	5.49	(9.30)	(9.93)
Total from investment operations	7.92	1.32	12.03	(2.64)	(3.15)
Net equalization credits and charges (b)	0.06	0.00(d)	0.00(d)	0.09	0.03
Other capital (b)	0.03	0.03	0.03	0.03	0.03
Distributions to shareholders from:
Net investment income	(6.08)	(5.85)	(6.60)	(6.66)	(6.78)
Net asset value, end of period	$ 108.73	$ 106.80	$ 111.30	$ 105.84	$ 115.02
Total return (e)	7.81%	1.23%	11.65%	(1.99)%	(2.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,402,239	$9,506,526	$11,613,180	$11,238,281	$9,797,126
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.72%	5.34%	5.97%	6.32%	5.71%
Portfolio turnover rate (f)	44%	38%	46%	59%	34%

(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 27.33	$ 27.92	$ 26.80	$ 28.82	$ 30.86
Income (loss) from investment operations:
Net investment income (loss) (a)	1.54	1.48	1.62	1.51	1.51
Net realized and unrealized gain (loss) (b)	(0.11)	(0.58)	1.10	(2.02)	(2.04)
Total from investment operations	1.43	0.90	2.72	(0.51)	(0.53)
Net equalization credits and charges (a)	(0.01)	(0.01)	0.02	(0.01)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.54)	(1.48)	(1.62)	(1.50)	(1.51)
Net asset value, end of period	$ 27.21	$ 27.33	$ 27.92	$ 26.80	$ 28.82
Total return (d)	5.37%	3.30%	10.43%	(1.61)%	(1.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,038,813	$3,544,787	$4,022,599	$3,138,527	$4,237,219
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.67%	5.37%	5.85%	5.66%	5.13%
Portfolio turnover rate (e)	65%	53%	57%	39%	39%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.74	$ 30.69	$ 30.48	$ 30.55	$ 30.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	0.63	0.41	0.25	0.17
Net realized and unrealized gain (loss) (b)	(0.03)	(0.04)	0.16	(0.10)	(0.08)
Total from investment operations	0.84	0.59	0.57	0.15	0.09
Net equalization credits and charges (a)	0.00(c)	0.02	0.01	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.01	0.01	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(0.86)	(0.57)	(0.38)	(0.24)	(0.17)
Net realized gains	—	—	—	—	(0.00)(c)
Total distributions	(0.86)	(0.57)	(0.38)	(0.24)	(0.17)
Net asset value, end of period	$ 30.72	$ 30.74	$ 30.69	$ 30.48	$ 30.55
Total return (d)	2.83%	2.01%	1.98%	0.55%	0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,061,612	$3,430,056	$1,230,813	$563,854	$387,936
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.85%	2.06%	1.33%	0.83%	0.56%
Portfolio turnover rate (e)	19%	16%	23%	28%	21%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 25.33	$ 26.45	$ 25.93	$ 25.68	$ 26.58
Income (loss) from investment operations:
Net investment income (loss) (a)	1.24	1.08	1.11	1.07	1.02
Net realized and unrealized gain (loss) (b)	0.80	(1.09)	0.52	0.28	(0.97)
Total from investment operations	2.04	(0.01)	1.63	1.35	0.05
Net equalization credits and charges (a)	0.00(c)	(0.03)	0.00(c)	(0.01)	(0.02)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.07
Distributions to shareholders from:
Net investment income	(1.20)	(1.08)	(1.11)	(1.09)	(0.98)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(1.20)	(1.08)	(1.11)	(1.09)	(1.00)
Net asset value, end of period	$ 26.17	$ 25.33	$ 26.45	$ 25.93	$ 25.68
Total return (d)	8.30%	(0.19)%	6.42%	5.39%	0.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$75,901	$65,869	$44,964	$36,296	$43,664
Ratios to average net assets:
Total expenses	0.34%	0.40%	0.40%	0.40%	0.40%
Net expenses	0.26%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	4.89%	4.15%	4.25%	4.27%	3.88%
Portfolio turnover rate (e)	75%	29%	24%	36%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

Where to Learn More About the Funds
This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to Fund Shares. An SAI and the annual and semi-annual reports to shareholders, each of which has been or will be filed with the SEC, provide more information about the Funds. The Prospectus and SAI may be supplemented from time to time. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year, as applicable. The SAI and the financial statements included in the Trust's annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Advisors Funds Distributors, LLC, One Iron Street, Boston, Massachusetts 02210, by visiting the Funds' website at https://www.spdrs.com or by calling the following number:
Investor Information: 1-866-787-2257
The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed on the EDGAR Database on the SEC's website (http://www.sec.gov). You may also obtain copies of this and other information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
Shareholder inquiries may be directed to the Funds in writing to State Street Global Advisors Funds Distributors, LLC, One Iron Street, Boston, Massachusetts 02210, or by calling the Investor Information number listed above.
No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of Fund Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Fund Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.
Dealers effecting transactions in Fund Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.
SPDRSERTRFI	The Trust's Investment Company Act Number is 811-08839.